UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Treasury Only Portfolio
Class I	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class II	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class III	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class IV	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Select Class	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Treasury Portfolio
Class I	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86
Class II	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86
Class III	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Treasury Portfolio
Class IV	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .80
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81
Select Class	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86
Government Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class III	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Select Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.40	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Class II	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.31
Class III	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.30
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.31
Class IV	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.35
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.36
Select Class	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.70	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.70	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.30%
Actual		$ 1,000.00	$ 1,000.10	$ 1.50
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.51
Class III	.30%
Actual		$ 1,000.00	$ 1,000.05	$ 1.50
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.51
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Money Market Portfolio - continued
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.40	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .80
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81
Class II	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .80
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81
Class III	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .80
HypotheticalA		$ 1,000.00	$ 1,024.13	$ .81
Select Class	.17%
Actual		$ 1,000.00	$ 1,000.05	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

Annual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	6.8	8.7	4.5
8 - 30	33.1	22.8	26.5
31 - 60	21.2	35.3	24.9
61 - 90	14.9	19.4	20.3
91 - 180	23.3	12.1	23.0
> 180	0.7	1.7	0.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Treasury Only Portfolio	57 Days	54 Days	57 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Treasury Only Portfolio	57 Days	54 Days	57 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Treasury Debt 95.6%	Treasury Debt 94.9%
Net Other Assets (Liabilities) 4.4%	Net Other Assets (Liabilities) 5.1%

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been -0.11% for Class I, -0.25% for Class II, -0.35% for Class III, -0.60% for Class IV and -0.16% for Select Class.

* Source: iMoneyNet, Inc.

Annual Report

Treasury Only Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Treasury Debt - 95.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Notes
4/15/13	0.14%	$ 139,414	$ 140,014
U.S. Treasury Obligations - 94.2%
U.S. Treasury Bills
4/4/13 to 8/22/13	0.07 to 0.15	6,721,709	6,721,102
8/29/13 to 9/12/13	0.12 to 0.14	508,000	507,719
U.S. Treasury Notes
4/15/13 to 9/30/13	0.09 to 0.20	2,582,000	2,592,676
			9,821,497
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $9,961,511)	9,961,511
NET OTHER ASSETS (LIABILITIES) - 4.4%	462,840
NET ASSETS - 100%	$ 10,424,351
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,961,511)		$ 9,961,511
Receivable for investments sold		452,000
Receivable for fund shares sold		1,474
Interest receivable		17,476
Prepaid expenses		11
Total assets		10,432,472

Liabilities
Payable to custodian bank	$ 6,937
Payable for fund shares redeemed	365
Accrued management fee	705
Other affiliated payables	69
Other payables and accrued expenses	45
Total liabilities		8,121

Net Assets		$ 10,424,351
Net Assets consist of:
Paid in capital		$ 10,424,167
Accumulated undistributed net realized gain (loss) on investments		184
Net Assets		$ 10,424,351

Class I: Net Asset Value, offering price and redemption price per share ($9,430,733 ÷ 9,429,462 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($353,536 ÷ 353,569 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($408,446 ÷ 408,348 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($21,691 ÷ 21,690 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($209,945 ÷ 209,955 shares)		$ 1.00

Statement of Operations

Amounts in thousands Year ended March 31, 2013

Investment Income
Interest		$ 10,032

Expenses
Management fee	$ 13,062
Transfer agent fees	5,636
Distribution and service plan fees	1,730
Accounting fees and expenses	765
Custodian fees and expenses	108
Independent trustees' compensation	34
Registration fees	107
Audit	50
Legal	26
Miscellaneous	57
Total expenses before reductions	21,575
Expense reductions	(12,474)	9,101
Net investment income		931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		171
Net increase in net assets resulting from operations		$ 1,102

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 931	$ 885
Net realized gain (loss)	171	58
Net increase in net assets resulting from operations	1,102	943
Distributions to shareholders from net investment income	(932)	(885)
Share transactions - net increase (decrease)	1,158,256	1,867,915
Total increase (decrease) in net assets	1,158,426	1,867,973

Net Assets
Beginning of period	9,265,925	7,397,952
End of period	$ 10,424,351	$ 9,265,925

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.010
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.010
Distributions from net investment income	- C	- C	- C	(.001)	(.010)
Distributions from net realized gain	-	-	- C	- C	-
Total distributions	- C	- C	- C	(.001)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.09%	1.05%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.24%
Expenses net of fee waivers, if any	.10%	.06%	.18%	.20%	.23%
Expenses net of all reductions	.10%	.06%	.18%	.20%	.23%
Net investment income (loss)	.01%	.01%	.01%	.10%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 9,431	$ 8,064	$ 6,149	$ 8,371	$ 15,535

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.009
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.009
Distributions from net investment income	- C	- C	- C	- C	(.009)
Distributions from net realized gain	-	-	- C	- C	-
Total distributions	- C	- C	- C	- C	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.03%	.89%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.39%
Expenses net of fee waivers, if any	.10%	.06%	.17%	.27%	.38%
Expenses net of all reductions	.10%	.06%	.17%	.27%	.38%
Net investment income (loss)	.01%	.01%	.01%	.03%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 354	$ 499	$ 585	$ 649	$ 906

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.008
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.008
Distributions from net investment income	- C	- C	- C	- C	(.008)
Distributions from net realized gain	-	-	- C	- C	-
Total distributions	- C	- C	- C	- C	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.80%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.49%
Expenses net of fee waivers, if any	.10%	.06%	.18%	.28%	.47%
Expenses net of all reductions	.10%	.06%	.18%	.28%	.47%
Net investment income (loss)	.01%	.01%	.01%	.02%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 408	$ 392	$ 615	$ 835

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.006
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.006
Distributions from net investment income	- C	- C	- C	- C	(.006)
Distributions from net realized gain	-	-	- C	- C	-
Total distributions	- C	- C	- C	- C	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.60%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.10%	.07%	.17%	.30%	.65%
Expenses net of all reductions	.10%	.07%	.17%	.30%	.65%
Net investment income (loss)	.01%	.01%	.01%	.01%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 25	$ 62	$ 60	$ 140

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.010
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.010
Distributions from net investment income	- C	- C	- C	(.001)	(.010)
Distributions from net realized gain	-	-	- C	- C	-
Total distributions	- C	- C	- C	(.001)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.07%	.99%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.29%
Expenses net of fee waivers, if any	.10%	.06%	.18%	.23%	.28%
Expenses net of all reductions	.10%	.06%	.18%	.23%	.28%
Net investment income (loss)	.01%	.01%	.01%	.07%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 210	$ 269	$ 209	$ 478	$ 763

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	54.8	66.1	66.4
8 - 30	14.1	1.4	4.6
31 - 60	1.6	6.8	1.2
61 - 90	6.1	1.9	1.1
91 - 180	8.3	9.0	15.8
> 180	15.1	14.8	10.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Treasury Portfolio	57 Days	56 Days	54 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Treasury Portfolio	57 Days	56 Days	54 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Treasury Debt 43.0%	Treasury Debt 34.2%
Repurchase Agreements 55.1%	Repurchase Agreements 66.7%
Net Other Assets (Liabilities) 1.9%	Net Other Assets (Liabilities)** (0.9)%

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been -0.05% for Class I, -0.20% for Class II, -0.30% for Class III, -0.54% for Class IV and -0.10% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Treasury Debt - 43.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Notes
4/15/13	0.15%	$ 658,948	$ 661,784
U.S. Treasury Obligations - 38.2%
U.S. Treasury Bills
4/25/13	0.13	368,000	367,968
8/29/13	0.13	146,000	145,921
U.S. Treasury Notes
4/15/13 to 2/28/14	0.12 to 0.24	4,671,312	4,698,412
			5,212,301
TOTAL TREASURY DEBT (Cost $5,874,085)			5,874,085
Treasury Repurchase Agreement - 55.1%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated:
3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 431,087	431,080
3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	49,793	49,792
0.17% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #	4,848,919	4,848,826
With:
Barclays Capital, Inc. at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations valued at $2,056,367,808, 0.38% - 4.13%, 4/15/15 - 2/28/17)	2,016,034	2,016,000
Royal Bank of Scotland PLC at 0.15%, dated 3/21/13 due 4/19/13 (Collateralized by U.S. Treasury Obligations valued at $185,646,367, 0.25% - 4.13%, 10/31/13 - 7/31/17)	182,022	182,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $7,527,698)		7,527,698
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $13,401,783)		13,401,783
NET OTHER ASSETS (LIABILITIES) - 1.9%		259,008
NET ASSETS - 100%		$ 13,660,791
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$431,080,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 67,557
Citibank NA	189,161
Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,354
UBS Securities LLC	127,008
$ 431,080
$49,792,000 due 4/01/13 at .15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 49,792
$4,848,826,000 due 4/01/13 at 0.17%
Credit Suisse Securities (USA) LLC	$ 1,402,898
HSBC Securities (USA), Inc.	2,104,348
J.P. Morgan Securities, Inc.	70,145
RBS Securities, Inc.	1,025,928
Wells Fargo Securities LLC	245,507
$ 4,848,826
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $7,527,698) - See accompanying schedule: Unaffiliated issuers (cost $13,401,783)		$ 13,401,783
Cash		1
Receivable for investments sold		232,441
Interest receivable		28,387
Prepaid expenses		20
Other receivables		128
Total assets		13,662,760

Liabilities
Payable for fund shares redeemed	$ 9
Accrued management fee	1,644
Other affiliated payables	139
Other payables and accrued expenses	177
Total liabilities		1,969

Net Assets		$ 13,660,791
Net Assets consist of:
Paid in capital		$ 13,660,723
Distributions in excess of net investment income		(16)
Accumulated undistributed net realized gain (loss) on investments		84
Net Assets		$ 13,660,791

Class I: Net Asset Value, offering price and redemption price per share ($9,964,359 ÷ 9,960,846 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($126,601 ÷ 126,515 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,844,493 ÷ 2,844,174 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($527,420 ÷ 527,266 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($197,918 ÷ 197,874 shares)		$ 1.00

Statement of Operations

Amounts in thousands Year ended March 31, 2013

Investment Income
Interest		$ 25,811

Expenses
Management fee	$ 20,969
Transfer agent fees	9,019
Distribution and service plan fees	9,581
Accounting fees and expenses	1,023
Custodian fees and expenses	129
Independent trustees' compensation	56
Registration fees	109
Audit	57
Legal	44
Miscellaneous	98
Total expenses before reductions	41,085
Expense reductions	(16,766)	24,319
Net investment income (loss)		1,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		342
Net increase in net assets resulting from operations		$ 1,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,492	$ 1,606
Net realized gain (loss)	342	53
Net increase in net assets resulting from operations	1,834	1,659
Distributions to shareholders from net investment income	(1,496)	(1,618)
Share transactions - net increase (decrease)	(1,981,461)	2,277,167
Total increase (decrease) in net assets	(1,981,123)	2,277,208

Net Assets
Beginning of period	15,641,914	13,364,706
End of period (including distributions in excess of net investment income of $16 and distributions in excess of net investment income of $12, respectively)	$ 13,660,791	$ 15,641,914

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.011
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.011
Distributions from net investment income	- C	- C	- C	(.001)	(.011)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	(.001)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.03%	.10%	1.11%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.23%
Expenses net of fee waivers, if any	.16%	.10%	.20%	.21%	.22%
Expenses net of all reductions	.16%	.10%	.20%	.21%	.22%
Net investment income (loss)	.01%	.01%	.03%	.11%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 9,964	$ 11,712	$ 8,784	$ 8,650	$ 16,236

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.010
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.010
Distributions from net investment income	- C	- C	- C	- C	(.010)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.03%	.96%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.38%
Expenses net of fee waivers, if any	.16%	.10%	.22%	.29%	.36%
Expenses net of all reductions	.16%	.10%	.22%	.29%	.36%
Net investment income (loss)	.01%	.01%	.01%	.03%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 80	$ 155	$ 164	$ 407

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.009
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.009
Distributions from net investment income	- C	- C	- C	- C	(.009)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.87%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.16%	.10%	.22%	.30%	.46%
Expenses net of all reductions	.16%	.10%	.22%	.30%	.46%
Net investment income (loss)	.01%	.01%	.01%	.02%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 2,844	$ 3,108	$ 3,768	$ 3,907	$ 5,051

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.007
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.007
Distributions from net investment income	- C	- C	- C	- C	(.007)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.71%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.16%	.10%	.22%	.30%	.62%
Expenses net of all reductions	.16%	.10%	.22%	.30%	.62%
Net investment income (loss)	.01%	.01%	.01%	.03%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 527	$ 484	$ 305	$ 492	$ 454

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.011
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.011
Distributions from net investment income	- C	- C	- C	(.001)	(.011)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	(.001)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.07%	1.06%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.28%
Expenses net of fee waivers, if any	.16%	.10%	.22%	.24%	.27%
Expenses net of all reductions	.16%	.10%	.22%	.24%	.27%
Net investment income (loss)	.01%	.01%	.01%	.08%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 259	$ 352	$ 365	$ 882

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	58.0	50.7	62.7
8 - 30	16.2	9.2	5.2
31 - 60	0.6	7.0	1.9
61 - 90	4.6	10.0	2.7
91 - 180	4.3	14.5	14.7
> 180	16.3	8.6	12.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Government Portfolio	57 Days	53 Days	58 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Government Portfolio	102 Days	89 Days	66 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Treasury Debt 9.6%	Treasury Debt 8.9%
Government Agency Debt 31.4%	Government Agency Debt 40.7%
Repurchase Agreements 58.2%	Repurchase Agreements 50.7%
Net Other Assets (Liabilities) 0.8%	Net Other Assets (Liabilities)** (0.3)%

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been -0.03% for Class I, -0.18% for Class II, -0.27% for Class III and -0.08% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Government Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Treasury Debt - 9.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.6%
U.S. Treasury Notes
4/15/13 to 12/31/13 (Cost $2,369,969)	0.15 to 0.23%	$ 2,349,741	$ 2,369,969
Government Agency Debt - 31.4%

Federal Agencies - 31.4%
Fannie Mae
4/9/13 to 1/20/15	0.15 to 0.21 (b)	1,473,301	1,473,906
Federal Farm Credit Bank
1/13/15	0.19 (b)	50,000	49,982
1/13/15	0.19 (b)	47,000	46,983
8/20/13 to 1/12/15	0.13 to 0.23 (b)	749,000	748,903
Federal Home Loan Bank
5/31/13 to 6/10/14	0.12 to 0.23 (b)	3,277,320	3,278,397
Freddie Mac
12/23/13	0.17	134,000	134,439
4/15/13 to 2/28/14	0.14 to 0.23 (b)	1,966,455	1,967,118
TOTAL GOVERNMENT AGENCY DEBT (Cost $7,699,728)			7,699,728
Government Agency Repurchase Agreement - 58.2%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations):
#	$ 11,315,478	11,315,236
With:
BNP Paribas Securities Corp. at 0.18%, dated:
1/22/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $88,769,285, 2.11% - 7%, 10/1/21 - 8/1/42)	87,039	87,000
2/21/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $510,091,801, 1.13% - 4.92%, 11/20/33 - 3/1/43)	500,153	500,000
Citibank NA at 0.11%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $220,323,375, 2.45% - 5.5%, 7/31/19 - 1/15/44)	216,005	216,000

	Maturity Amount (000s)	Value (000s)
Credit Suisse Securities (USA) LLC at:
0.12%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $146,882,824, 3% - 4.5%, 9/15/40 - 12/20/42)	$ 144,003	$ 144,000
0.21%, dated 1/11/13 due 4/11/13 (Collateralized by U.S. Government Obligations valued at $155,110,648, 3%, 12/20/42)	152,080	152,000
0.24%, dated:
12/10/12 due 4/9/13 (Collateralized by U.S. Government Obligations valued at $329,698,256, 3.5% - 4.5%, 7/20/41 - 2/20/43)	323,258	323,000
1/4/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $447,523,591, 2.5% - 9.25%, 4/15/20 - 11/20/42)	436,256	436,000
ING Financial Markets LLC at:
0.17%, dated 3/25/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $64,890,774, 2.16% - 4%, 8/15/41 - 2/1/43)	63,018	63,000
0.18%, dated:
2/1/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $80,604,187, 0% - 5.96%, 4/1/18 - 3/1/43)	79,024	79,000
2/5/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $8,239,985, 2.08% - 5%, 8/25/38 - 3/1/43)	8,002	8,000
2/19/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $41,195,722, 2.08% - 5%, 9/1/40 - 3/1/43)	40,012	40,000
Merrill Lynch, Pierce, Fenner & Smith at 0.18%, dated 3/12/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $510,043,351, 2.36% - 6%, 8/1/38 - 4/1/43)	500,155	500,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at 0.16%, dated:
3/18/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $158,576,959, 0.75% - 5.5%, 4/1/29 - 4/1/42)	$ 154,021	$ 154,000
3/25/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $308,056,135, 2% - 10%, 12/25/16 - 3/15/43)	302,081	302,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $14,319,236)		14,319,236
Treasury Repurchase Agreement - 0.0%

In a joint trading account at 0.15% dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,566)	1,566	1,566
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $24,390,499)		24,390,499
NET OTHER ASSETS (LIABILITIES) - 0.8%		208,025
NET ASSETS - 100%		$ 24,598,524
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,315,236,000 due 4/01/13 at 0.19%
BNP Paribas Securities Corp.	$ 1,005,613
Bank of America NA	2,951,533
Barclays Capital, Inc.	1,003,565
Citibank NA	873,967
Credit Agricole CIB New York Branch	1,843,282
Deutsche Bank Securities, Inc.	157,703
HSBC Securities (USA), Inc.	102,405
ING Financial Markets LLC	589,850
J.P. Morgan Securities, Inc.	409,618
Merrill Lynch, Pierce, Fenner & Smith, Inc.	197,087
Morgan Stanley & Co., Inc.	110,597
RBC Capital Markets Corp.	696,351
RBS Securities, Inc.	204,809
Societe Generale	275,890
UBS Securities LLC	12,289
Wells Fargo Securities LLC	880,677
$ 11,315,236
$1,566,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,566
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $14,320,802) - See accompanying schedule: Unaffiliated issuers (cost $24,390,499)		$ 24,390,499
Receivable for investments sold		171,891
Receivable for fund shares sold		8,751
Interest receivable		30,969
Prepaid expenses		24
Other receivables		389
Total assets		24,602,523

Liabilities
Payable for fund shares redeemed	$ 41
Accrued management fee	2,941
Transfer agent fee payable	444
Other affiliated payables	124
Other payables and accrued expenses	449
Total liabilities		3,999

Net Assets		$ 24,598,524
Net Assets consist of:
Paid in capital		$ 24,600,142
Distributions in excess of net investment income		(190)
Accumulated undistributed net realized gain (loss) on investments		(1,428)
Net Assets		$ 24,598,524

Class I: Net Asset Value, offering price and redemption price per share ($21,578,723 ÷ 21,570,166 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($642,035 ÷ 641,693 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,709,247 ÷ 1,708,401 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($668,519 ÷ 668,414 shares)		$ 1.00

Statement of Operations

Amounts in thousands Year ended March 31, 2013

Investment Income
Interest		$ 49,471

Expenses
Management fee	$ 36,476
Transfer agent fees	15,702
Distribution and service plan fees	6,046
Accounting fees and expenses	1,452
Custodian fees and expenses	165
Independent trustees' compensation	97
Registration fees	109
Audit	57
Legal	78
Interest	1
Miscellaneous	194
Total expenses before reductions	60,377
Expense reductions	(13,511)	46,866
Net investment income (loss)		2,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		814
Net increase in net assets resulting from operations		$ 3,419

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,605	$ 3,398
Net realized gain (loss)	814	64
Net increase in net assets resulting from operations	3,419	3,462
Distributions to shareholders from net investment income	(2,608)	(3,400)
Share transactions - net increase (decrease)	(3,598,428)	(4,707,473)
Total increase (decrease) in net assets	(3,597,617)	(4,707,411)

Net Assets
Beginning of period	28,196,141	32,903,552
End of period (including distributions in excess of net investment income of $190 and distributions in excess of net investment income of $187, respectively)	$ 24,598,524	$ 28,196,141

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.002	.017
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.002	.017
Distributions from net investment income	- C	- C	- C	(.002)	(.017)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.05%	.17%	1.70%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.23%
Expenses net of fee waivers, if any	.18%	.15%	.21%	.21%	.23%
Expenses net of all reductions	.18%	.15%	.21%	.21%	.23%
Net investment income (loss)	.01%	.01%	.05%	.18%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$ 21,579	$ 24,822	$ 29,687	$ 45,414	$ 54,931

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.015
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.015
Distributions from net investment income	- C	- C	- C	(.001)	(.015)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.08%	1.55%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.38%
Expenses net of fee waivers, if any	.18%	.15%	.25%	.31%	.38%
Expenses net of all reductions	.18%	.15%	.25%	.31%	.38%
Net investment income (loss)	.01%	.01%	.01%	.07%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 642	$ 827	$ 807	$ 1,413	$ 1,936

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.014
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.014
Distributions from net investment income	- C	- C	- C	- C	(.014)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	- C	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.04%	1.44%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.49%
Expenses net of fee waivers, if any	.18%	.15%	.25%	.35%	.48%
Expenses net of all reductions	.18%	.15%	.25%	.35%	.48%
Net investment income (loss)	.01%	.01%	.01%	.03%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,709	$ 2,027	$ 2,050	$ 1,910	$ 3,031

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.016
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.016
Distributions from net investment income	- C	- C	- C	(.001)	(.016)
Distributions from net realized gain	-	-	- C	-	-
Total distributions	- C	- C	- C	(.001)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.02%	.13%	1.65%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.28%
Expenses net of fee waivers, if any	.18%	.15%	.24%	.25%	.28%
Expenses net of all reductions	.18%	.15%	.24%	.25%	.28%
Net investment income (loss)	.01%	.01%	.01%	.13%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 669	$ 519	$ 360	$ 302	$ 612

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	36.9	41.0	37.6
8 - 30	22.7	13.6	19.6
31 - 60	11.2	11.6	17.6
61 - 90	9.0	8.4	6.2
91 - 180	9.5	21.7	16.0
> 180	10.7	3.7	3.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Prime Money Market Portfolio	58 Days	55 Days	46 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Prime Money Market Portfolio	87 Days	80 Days	88 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Certificates of Deposit 32.6%	Certificates of Deposit 33.9%
Commercial Paper 12.7%	Commercial Paper 9.8%
Variable Rate Demand Notes (VRDNs) 0.8%	Variable Rate Demand Notes (VRDNs) 0.6%
Other Notes 3.6%	Other Notes 2.3%
Treasury Debt 13.7%	Treasury Debt 16.3%
Government Agency Debt 4.0%	Government Agency Debt 4.0%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Instruments 5.4%	Other Instruments 0.0%
Repurchase Agreements 27.0%	Repurchase Agreements 33.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)** (0.5)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.04%	0.08%	0.10%	0.11%	0.14%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.03%	0.05%	0.06%	0.09%

Institutional Class	0.10%	0.14%	0.16%	0.17%	0.20%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been 0.03% for Class I, -0.11% for Class II, -0.21% for Class III, -0.47% for Class IV, -0.02% for Select Class and 0.06% for Institutional Class.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Certificate of Deposit - 32.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.5%
Branch Banking & Trust Co.
4/29/13	0.32%	$ 229,000	$ 229,000
London Branch, Eurodollar, Foreign Banks - 4.9%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	190,000	190,001
DNB Bank ASA
5/10/13 to 5/13/13	0.26	180,000	180,000
HSBC Bank PLC
4/12/13 to 7/15/13	0.25 to 0.30	251,000	251,000
National Australia Bank Ltd.
4/12/13 to 5/9/13	0.25 to 0.27 (c)	1,566,000	1,566,000
			2,187,001
New York Branch, Yankee Dollar, Foreign Banks - 27.2%
Bank of Montreal Chicago CD Program
4/15/13 to 9/9/13	0.20 to 0.40 (c)	1,406,000	1,405,996
Bank of Nova Scotia
6/21/13 to 10/11/13	0.20 to 0.52 (c)	1,410,000	1,409,993
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.25 to 0.30 (c)	1,784,000	1,784,000
Canadian Imperial Bank of Commerce
4/3/13 to 9/17/13	0.11 to 0.39 (c)	1,269,000	1,269,000
Credit Suisse
6/27/13	0.27 (c)	267,000	267,000
Mitsubishi UFJ Trust & Banking Corp.
5/21/13	0.27	500,000	500,000
Mizuho Corporate Bank Ltd.
4/8/13 to 6/20/13	0.29 to 0.32	1,536,000	1,536,000
Nordea Bank Finland PLC
7/2/13	0.20	127,000	127,000
Royal Bank of Canada
8/30/13	0.69 (c)	190,000	190,000
Skandinaviska Enskilda Banken
6/10/13 to 6/11/13	0.26	234,000	234,000
Sumitomo Mitsui Banking Corp.
4/3/13 to 9/16/13	0.24 to 0.39 (c)	1,812,000	1,812,000
Sumitomo Trust & Banking Co. Ltd.
4/9/13 to 6/26/13	0.30	1,134,000	1,134,000
Svenska Handelsbanken, Inc.
5/20/13	0.28	205,000	205,001
Toronto-Dominion Bank
7/19/13 to 12/20/13	0.25 to 0.30 (c)	380,000	380,001
			12,253,991
TOTAL CERTIFICATE OF DEPOSIT (Cost $14,669,992)			14,669,992
Financial Company Commercial Paper - 11.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of Nova Scotia
5/6/13 to 5/7/13	0.20%	$ 375,000	$ 374,926
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	137,000	136,982
Commonwealth Bank of Australia
6/7/13 to 8/6/13	0.19 to 0.25 (c)	643,000	642,708
Credit Suisse
6/3/13 to 7/22/13	0.25 to 0.26	345,000	344,817
General Electric Capital Corp.
7/9/13 to 8/5/13	0.25	220,000	219,831
JPMorgan Chase & Co.
4/26/13 to 9/3/13	0.29 to 0.30 (c)	561,000	561,000
Nationwide Building Society
6/17/13 to 6/28/13	0.29	120,000	119,919
Nordea North America, Inc.
7/1/13	0.20	126,000	125,936
Skandinaviska Enskilda Banken AB
6/11/13 to 6/18/13	0.26	404,000	403,782
Svenska Handelsbanken, Inc.
5/20/13	0.25	129,000	128,956
Swedbank AB
5/23/13 to 6/7/13	0.26 to 0.27	307,000	306,864
Toyota Motor Credit Corp.
9/5/13	0.25	139,000	138,848
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45	986,000	985,338
Westpac Banking Corp.
6/10/13 to 7/8/13	0.25 (c)	770,000	770,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $5,259,907)			5,259,907
Asset Backed Commercial Paper - 1.0%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/4/13	0.20	50,000	49,999
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

5/13/13	0.20	100,000	99,977
5/28/13	0.20	81,000	80,974
6/4/13	0.20	108,000	107,962
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

5/13/13	0.20	83,914	83,894
6/5/13	0.20	47,000	46,983
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $469,789)			469,789
Treasury Debt - 13.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 13.7%
U.S. Treasury Notes
4/15/13 to 2/15/14 (Cost $6,155,473)	0.15 to 0.23%	$ 6,108,000	$ 6,155,473
Other Note - 3.6%

Medium-Term Notes - 3.6%
Royal Bank of Canada
8/30/13 to9/13/13	0.41 to0.68 (b)(c)	552,000	552,000
9/6/13	0.35 (c)	714,000	713,938
Svenska Handelsbanken AB
9/27/13	0.29 (b)(c)	349,000	349,000
TOTAL OTHER NOTE (Cost $1,614,938)			1,614,938
Variable Rate Demand Note - 0.8%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/5/13	0.20 (c)	37,000	37,000
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, LOC JPMorgan Chase Bank, VRDN
4/5/13	0.13 (c)	34,800	34,800
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/5/13	0.20 (c)	25,155	25,155
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, LOC JPMorgan Chase Bank, VRDN
4/5/13	0.12 (c)	28,400	28,400
			53,555
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
4/5/13	0.17 (c)(d)	25,000	25,000
New York - 0.1%
New York City Gen. Oblig. Series 2004 H2, LOC Bank of New York, New York, VRDN
4/5/13	0.12 (c)	50,000	50,000
Rhode Island - 0.1%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, LOC U.S. Bank NA, Cincinnati, VRDN
4/5/13	0.13 (c)	33,300	33,300
Texas - 0.1%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, LOC PNC Bank NA, VRDN
4/5/13	0.12 (c)	25,000	25,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Texas Gen. Oblig. Participating VRDN Series Putters 4263, (Liquidity Facility JPMorgan Chase Bank)
4/1/13	0.15% (c)(e)	$ 40,000	$ 40,000
			65,000
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, VRDN
4/5/13	0.12 (c)	26,050	26,050
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
4/5/13	0.17 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $344,705)			344,705
Government Agency Debt - 4.0%

Federal Agencies - 4.0%
Fannie Mae
9/3/13 to 9/11/14	0.15 to 0.18 (c)	644,000	643,989
Federal Home Loan Bank
6/21/13 to 6/25/14	0.17 to 0.22 (c)	778,000	777,891
Freddie Mac
4/15/13 to 12/23/13 0.15 to 0.17		373,000	373,065
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,794,945)			1,794,945
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
6/27/13 (Cost $71,000)	0.48 (c)(f)	71,000	71,000
Other Instrument - 5.4%

Time Deposits - 5.4%
Australia & New Zealand Banking Group Ltd.
4/3/13	0.15	591,000	591,000
Bank of Nova Scotia
4/1/13	0.10	450,000	450,000
DNB Bank ASA
4/1/13	0.10	820,000	820,000
Skandinaviska Enskilda Banken AB
4/1/13	0.13	591,000	591,000
TOTAL OTHER INSTRUMENT (Cost $2,452,000)			2,452,000
Government Agency Repurchase Agreement - 22.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.19% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) #	$ 7,915,177	$ 7,915,007
With:
BNP Paribas Securities Corp. at 0.18%, dated:
1/22/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $174,477,559, 2.1% - 6%, 11/1/20 - 3/1/43)	171,077	171,000
2/21/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $902,862,486, 2.17% - 4%, 2/1/27 - 4/1/43)	885,270	885,000
Citibank NA at 0.11%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $415,146,592, 1.95% - 7.5%, 4/1/17 - 4/1/43)	407,009	407,000
Credit Suisse Securities (USA) LLC at 0.12%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $276,423,104, 4% - 6%, 8/15/32 - 11/20/42)	271,006	271,000
ING Financial Markets LLC at:
0.17%, dated 3/25/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $123,601,299, 0.45% - 4%, 9/25/23 - 7/25/48)	120,034	120,000
0.18%, dated:
2/5/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $17,510,595, 2.08% - 5%, 5/1/32 - 3/1/43)	17,005	17,000
2/19/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $80,032,228, 0.7% - 5%, 8/20/32 - 3/1/43)	78,023	78,000
RBC Capital Markets Corp. at 0.16%, dated 3/18/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $278,882,682, 2% - 4%, 10/25/39 - 4/25/43)	271,036	271,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,135,007)		10,135,007
Other Repurchase Agreement - 4.5%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 4.5%
With:
Credit Suisse Securities (USA) LLC at:
0.27%, dated 3/28/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $106,090,252, 1.16% - 3%, 6/15/42 - 1/16/53)	$ 103,005	$ 103,000
0.29%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $275,409,960)	255,008	255,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $155,675,739)	144,179	144,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $37,843,057, 4% - 4.75%, 9/1/14 - 12/31/39)	35,061	35,000
2/19/13 due 5/20/13 (Collateralized by Mortgage Loan Obligations valued at $47,551,784, 0.36% - 6.47%, 11/25/35 - 8/15/56)	44,077	44,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $47,606,418, 0.31% - 7.58%, 10/10/14 - 11/25/47)	44,081	44,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $96,989,853, 0.29% - 6.5%, 12/15/31 - 8/15/56)	90,168	90,000
1/14/13 due 4/15/13 (Collateralized by Mortgage Loan Obligations valued at $97,244,687, 0.32% - 8.29%, 6/15/30 - 12/18/49)	90,168	90,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.74%, dated:
1/17/13 due 4/19/13 (Collateralized by Mortgage Loan Obligations valued at $144,703,340, 0% - 7.54%, 2/15/19 - 11/25/47)	$ 134,253	$ 134,000
1/23/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $61,638,089, 0.34% - 7.45%, 10/10/14 - 8/15/56)	57,105	57,000
1/24/13 due 4/26/13 (Collateralized by Mortgage Loan Obligations valued at $90,462,643, 0% - 7.4%, 11/15/18 - 8/15/56)	84,159	84,000
J.P. Morgan Securities, Inc. at:
0.26%, dated 3/28/13 due 4/1/13 (Collateralized by Commercial Paper Obligations valued at $46,352,929, 4/16/13 - 6/18/13)	45,001	45,000
0.27%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $547,964,146, 0.02% - 41.46%, 11/25/23 - 3/25/43)	532,028	532,000
0.55%, dated 3/18/13 due 5/3/13 (Collateralized by Mortgage Loan Obligations valued at $93,974,588, 0.32% - 0.8%, 11/25/35 - 2/20/47)	87,153	87,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $65,888,907, 0.36% - 2.57%, 2/25/35 - 2/25/47)	61,087	61,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $93,977,191, 0.34% - 4.16%, 9/25/35 - 6/20/47)	87,180	87,000
RBC Capital Markets Co. at:
0.3%, dated 3/26/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $49,494,614, 3.5% - 6.55%, 7/25/27 - 8/15/42)	48,003	48,000
0.4%, dated:
3/26/13 due 4/2/13:
(Collateralized by Corporate Obligations valued at $20,521,445, 2% - 5%, 3/15/14 - 12/15/37)	19,001	19,000

	Maturity Amount (000s)	Value (000s)
(Collateralized by Mortgage Loan Obligations valued at
$19,251,119, 0.67% - 5.3%, 7/25/32 - 1/15/46)	$ 18,001	$ 18,000
(Collateralized by Corporate Obligations valued at $20,520,684, 5.25% - 10.63%, 12/15/16 - 5/1/23)	19,001	19,000
(Collateralized by U.S. Treasury Obligations valued at $18,905,268, 0.95% - 4.75%, 6/15/18 - 4/25/35)	18,001	18,000
3/27/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $30,240,466, 1.45% - 11.63%, 10/30/14 - 9/10/40)	28,002	28,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,042,000)		2,042,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $45,009,756)		45,009,756
NET OTHER ASSETS (LIABILITIES) - 0.1%		39,846
NET ASSETS - 100%		$ 45,049,602
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $901,000,000 or 2.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 6/27/13	7/18/12	$ 71,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,915,007,000 due 4/01/13 at 0.19%
BNP Paribas Securities Corp.	$ 709,228
Bank of America NA	2,081,627
Barclays Capital, Inc.	707,784
Citibank NA	595,163
Credit Agricole CIB New York Branch	1,300,011
Deutsche Bank Securities, Inc.	111,223
HSBC Securities (USA), Inc.	72,223
ING Financial Markets LLC	416,004
J.P. Morgan Securities, Inc.	288,891
Merrill Lynch, Pierce, Fenner & Smith, Inc.	127,574
Morgan Stanley & Co., Inc.	78,001
RBC Capital Markets Corp.	491,115
RBS Securities, Inc.	144,446
Societe Generale	161,933
UBS Securities LLC	8,667
Wells Fargo Securities LLC	621,117
$ 7,915,007
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $12,177,007) - See accompanying schedule: Unaffiliated issuers (cost $45,009,756)		$ 45,009,756
Receivable for investments sold Regular delivery		189,886
Delayed delivery		75,911
Receivable for fund shares sold		82
Interest receivable		41,231
Prepaid expenses		46
Receivable from investment adviser for expense reductions		1,001
Other receivables		252
Total assets		45,318,165

Liabilities
Payable to custodian bank	$ 7,587
Payable for investments purchased	252,936
Payable for fund shares redeemed	202
Accrued management fee	5,583
Distribution and service plan fees payable	125
Other affiliated payables	1,741
Other payables and accrued expenses	389
Total liabilities		268,563

Net Assets		$ 45,049,602
Net Assets consist of:
Paid in capital		$ 45,049,545
Distributions in excess of net investment income		(5)
Accumulated undistributed net realized gain (loss) on investments		62
Net Assets		$ 45,049,602

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) March 31, 2013

Class I: Net Asset Value, offering price and redemption price per share ($10,331,837 ÷ 10,329,350 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($486,604 ÷ 486,455 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,789,680 ÷ 1,789,524 shares)	$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($36,544 ÷ 36,536 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,724,193 ÷ 1,723,781 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,680,744 ÷ 30,673,357 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2013

Investment Income
Interest		$ 152,142

Expenses
Management fee	$ 72,860
Transfer agent fees	20,742
Distribution and service plan fees	7,138
Accounting fees and expenses	1,948
Custodian fees and expenses	590
Independent trustees' compensation	192
Registration fees	305
Audit	56
Legal	147
Interest	5
Miscellaneous	375
Total expenses before reductions	104,358
Expense reductions	(18,580)	85,778
Net investment income (loss)		66,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,312
Net increase in net assets resulting from operations		$ 67,676

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,364	$ 83,952
Net realized gain (loss)	1,312	2,330
Net increase in net assets resulting from operations	67,676	86,282
Distributions to shareholders from net investment income	(66,369)	(83,952)
Share transactions - net increase (decrease)	(8,176,731)	(17,620,631)
Total increase (decrease) in net assets	(8,175,424)	(17,618,301)

Net Assets
Beginning of period	53,225,026	70,843,327
End of period (including distributions in excess of net investment income of $5 and distributions in excess of net investment income of $0, respectively)	$ 45,049,602	$ 53,225,026

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.003	.022
Distributions from net investment income	(.001)	(.001)	(.002)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.09%	.10%	.19%	.33%	2.23%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.22%	.23%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.21%	.22%
Expenses net of all reductions	.20%	.20%	.20%	.21%	.22%
Net investment income (loss)	.09%	.10%	.19%	.29%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 10,332	$ 15,149	$ 21,761	$ 30,823	$ 11,953

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.002	.021
Distributions from net investment income	- C	- C	- C	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.04%	.19%	2.08%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.37%	.38%
Expenses net of fee waivers, if any	.28%	.29%	.35%	.35%	.37%
Expenses net of all reductions	.28%	.29%	.35%	.35%	.37%
Net investment income (loss)	.01%	.01%	.04%	.14%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$ 487	$ 828	$ 776	$ 959	$ 1,475

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.020
Distributions from net investment income	- C	- C	- C	(.001)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.13%	1.98%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.28%	.29%	.38%	.42%	.47%
Expenses net of all reductions	.28%	.29%	.38%	.42%	.47%
Net investment income (loss)	.01%	.01%	.01%	.07%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,790	$ 1,543	$ 2,732	$ 2,851	$ 3,539

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class IV

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.017
Distributions from net investment income	- C	- C	- C	- C	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.04%	1.72%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.29%	.29%	.38%	.49%	.72%
Expenses net of all reductions	.29%	.29%	.38%	.49%	.72%
Net investment income (loss)	-% D	.01%	.01%	-% D	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 65	$ 190	$ 272	$ 67

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

D Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.001	.003	.022
Distributions from net investment income	- C	(.001)	(.001)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.05%	.05%	.14%	.28%	2.18%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.27%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.27%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.27%
Net investment income (loss)	.05%	.05%	.14%	.24%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,724	$ 1,207	$ 1,272	$ 752	$ 600

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.003	.004	.023
Distributions from net investment income	(.002)	(.002)	(.003)	(.004)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.15%	.16%	.25%	.39%	2.29%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.19%	.20%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.15%	.16%
Expenses net of all reductions	.14%	.14%	.14%	.15%	.16%
Net investment income (loss)	.15%	.16%	.25%	.35%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 30,681	$ 34,433	$ 44,113	$ 37,092	$ 12,523

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	33.7	39.2	39.1
8 - 30	27.1	17.6	21.6
31 - 60	11.7	10.7	14.7
61 - 90	11.3	7.5	7.9
91 - 180	11.1	18.8	9.3
> 180	5.1	6.2	7.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Money Market Portfolio	47 Days	58 Days	48 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Money Market Portfolio	74 Days	82 Days	86 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Certificates of Deposit 36.9%	Certificates of Deposit 35.2%
Commercial Paper 21.6%	Commercial Paper 10.1%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 1.0%
Other Notes 3.6%	Other Notes 2.6%
Treasury Debt 10.6%	Treasury Debt 13.3%
Government Agency Debt 3.0%	Government Agency Debt 3.5%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Instruments 2.4%	Other Instruments 1.4%
Repurchase Agreements 22.3%	Repurchase Agreements 32.4%
Net Other Assets (Liabilities)** (0.7)%	Net Other Assets (Liabilities) 0.4%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.10%	0.14%	0.16%	0.18%	0.22%

Class II	0.01%	0.01%	0.01%	0.03%	0.07%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.05%	0.09%	0.11%	0.13%	0.17%

Class F	0.14%	0.18%	0.20%	0.22%	0.26%

Institutional Class	0.14%	0.18%	0.20%	0.22%	0.26%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been 0.07% for Class I, -0.07% for Class II, -0.17% for Class III, 0.03% for Select Class, 0.13% for Class F and 0.10% for Institutional Class.

Annual Report

Money Market Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Certificate of Deposit - 36.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.3%
Branch Banking & Trust Co.
4/30/13	0.32%	$ 272,000	$ 272,000
Citibank NA
4/3/13 to 6/27/13	0.29 to 0.30	1,696,000	1,696,000
State Street Bank & Trust Co., Boston
6/7/13	0.28	267,000	267,000
			2,235,000
London Branch, Eurodollar, Foreign Banks - 4.8%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	240,000	240,001
DNB Bank ASA
5/10/13 to 5/13/13	0.26	237,000	237,001
HSBC Bank PLC
4/12/13 to 11/5/13	0.30 to 0.32	314,000	314,000
Mizuho Corporate Bank Ltd.
4/22/13 to 6/28/13	0.29 to 0.34	131,000	131,001
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	2,309,000	2,309,000
			3,231,003
New York Branch, Yankee Dollar, Foreign Banks - 28.8%
Bank of Montreal Chicago CD Program
4/12/13 to 9/9/13	0.20 to 0.40 (c)	1,366,000	1,366,000
Bank of Nova Scotia
4/11/13 to 10/11/13	0.20 to 0.52 (c)	2,391,500	2,391,490
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/9/13 to 8/13/13	0.24 to 0.30 (c)	3,198,000	3,198,000
Canadian Imperial Bank of Commerce
8/30/13 to 9/17/13	0.28 to 0.39 (c)	1,093,000	1,093,000
Credit Agricole CIB
4/3/13	0.18	500,000	500,000
Credit Suisse
6/27/13	0.27 (c)	358,000	358,000
Mitsubishi UFJ Trust & Banking Corp.
5/2/13 to 5/21/13	0.27 to 0.40	141,000	141,000
Mizuho Corporate Bank Ltd.
4/8/13 to 6/20/13	0.24 to 0.32	2,295,000	2,295,000
Nordea Bank Finland PLC
4/4/13 to 7/1/13	0.20 to 0.28	944,000	944,000
Royal Bank of Canada
8/30/13	0.69 (c)	383,000	383,000
Skandinaviska Enskilda Banken
6/10/13	0.26	324,000	324,000
Sumitomo Mitsui Banking Corp.
4/4/13 to 9/16/13	0.24 to 0.39 (c)	2,954,000	2,954,000
Sumitomo Trust & Banking Co. Ltd.
4/9/13 to 6/26/13	0.30	1,577,000	1,577,000
Svenska Handelsbanken, Inc.
5/20/13	0.28	256,000	256,002

	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank
4/18/13 to 12/20/13	0.24 to0.32% (c)	$ 1,233,500	$ 1,233,502
UBS AG
5/7/13	0.31 (c)	306,000	306,000
			19,319,994
TOTAL CERTIFICATE OF DEPOSIT (Cost $24,785,997)			24,785,997
Financial Company Commercial Paper - 20.6%

Australia & New Zealand Banking Group Ltd.
8/2/13 to 8/5/13	0.20	212,000	211,856
Bank of Nova Scotia
5/6/13 to 6/19/13	0.20	553,000	552,884
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	186,000	185,976
Barclays U.S. Funding Corp.
4/9/13	0.25	1,311,000	1,310,927
Commonwealth Bank of Australia
5/28/13 to 6/21/13	0.24 to 0.25 (c)	600,000	599,999
Credit Agricole North America
4/3/13	0.18	785,000	784,992
Credit Suisse
6/3/13 to 7/26/13	0.25 to 0.26	698,000	697,571
DNB Bank ASA
8/1/13	0.25	293,000	292,757
General Electric Capital Corp.
4/15/13 to 8/5/13	0.25	821,000	820,697
JPMorgan Chase & Co.
4/26/13 to 10/3/13	0.29 to 0.32 (c)	885,000	884,696
Natexis Banques Populaires U.S. Finance Co. LLC
4/2/13	0.19	1,458,000	1,457,992
Nationwide Building Society
6/17/13 to 6/28/13	0.29	171,000	170,884
Nordea North America, Inc.
4/4/13 to 7/1/13	0.20 to 0.25	213,000	212,989
Skandinaviska Enskilda Banken AB
6/10/13 to 6/18/13	0.26	580,000	579,687
Societe Generale North America, Inc.
4/2/13	0.27	1,164,000	1,163,991
Svenska Handelsbanken, Inc.
4/8/13 to 5/20/13	0.25 to 0.28	230,000	229,938
Swedbank AB
5/22/13 to 6/6/13	0.26 to 0.27	429,000	428,813
Toronto Dominion Holdings (USA)
9/27/13	0.24	107,000	106,872
Toyota Motor Credit Corp.
9/10/13 to 9/11/13	0.25	253,000	252,715
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45%	$ 1,590,000	$ 1,588,679
Westpac Banking Corp.
5/29/13 to 7/8/13	0.25 (c)	1,271,000	1,271,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $13,805,915)			13,805,915
Asset Backed Commercial Paper - 1.0%

Ciesco LP (Citibank NA Guaranteed)

4/25/13	0.34	30,458	30,451
5/29/13	0.31	150,000	149,925
Govco, Inc. (Liquidity Facility Citibank NA)
4/22/13	0.31	53,000	52,990
5/1/13	0.33	97,000	96,973
5/14/13	0.31	71,000	70,974
5/17/13	0.31	70,000	69,972
6/11/13	0.31	40,000	39,976
6/12/13	0.31	66,000	65,959
6/13/13	0.31	66,000	65,959
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $643,179)			643,179
Treasury Debt - 10.6%

U.S. Treasury Obligations - 10.6%
U.S. Treasury Bills
4/18/13 to 8/22/13	0.13 to 0.20	1,725,300	1,724,993
U.S. Treasury Notes
4/15/13 to 12/15/13	0.15 to 0.24	5,359,000	5,378,591
TOTAL TREASURY DEBT (Cost $7,103,584)			7,103,584
Other Note - 3.6%

Bank Notes - 0.2%
Bank of America NA
7/1/13	0.29	163,000	163,000
Medium-Term Notes - 3.4%
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to0.68 (b)(c)	1,126,000	1,126,000
9/6/13	0.35 (c)	630,000	629,945
Svenska Handelsbanken AB
9/27/13	0.29 (b)(c)	496,000	496,000
			2,251,945
TOTAL OTHER NOTE (Cost $2,414,945)			$ 2,414,945
Variable Rate Demand Note - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Colorado - 0.0%
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
4/5/13	0.15% (c)	$ 11,175	$ 11,175
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/5/13	0.20 (c)	67,000	67,000
Pennsylvania - 0.1%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Citibank NA, VRDN
4/1/13	0.15 (c)	47,850	47,850
TOTAL VARIABLE RATE DEMAND NOTE (Cost $126,025)			126,025
Government Agency Debt - 3.0%

Federal Agencies - 3.0%
Fannie Mae
5/17/13 to 9/11/14	0.18 to 0.20 (c)	547,000	546,888
Federal Home Loan Bank
5/15/13 to 6/25/14	0.15 to 0.22 (c)	1,282,000	1,281,926
Freddie Mac
2/28/14	0.21	200,000	199,967
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,028,781)			2,028,781
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
6/27/13	0.48 (c)(e)
(Cost $87,000)		87,000	87,000
Other Instrument - 2.4%

Time Deposits - 2.4%
Bank of Nova Scotia
4/1/13	0.10	450,000	450,000
DNB Bank ASA
4/1/13	0.10	1,180,000	1,180,000
TOTAL OTHER INSTRUMENT (Cost $1,630,000)			1,630,000
Government Agency Repurchase Agreement - 12.0%
	Maturity Amount (000s)	Value (000s)

In a joint trading account at 0.19% dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) #	$ 4,428,893	$ 4,428,798
With:
BNP Paribas Securities Corp. at 0.18%, dated:
1/22/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $235,697,756, 2.11% - 6%, 9/1/26 - 4/1/43)	231,104	231,000
2/21/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $761,056,966, 1.63% - 7%, 6/1/16 - 1/1/48)	746,228	746,000
Citibank NA at 0.11%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $592,958,911, 1.75% - 6%, 2/1/18 - 4/1/43)	581,012	581,000
Credit Suisse Securities (USA) LLC at 0.12%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $394,745,980, 2.5% - 4.5%, 2/20/28 - 2/20/43)	387,009	387,000
ING Financial Markets LLC at:
0.17%, dated 3/25/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $176,132,355, 0.70% - 5%, 5/25/18 - 2/1/43)	171,048	171,000
0.18%, dated:
2/5/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $24,722,112, 2.08% - 5%, 5/1/32 - 3/1/43)	24,007	24,000
2/19/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $112,319,078, 1.88% - 6.19%, 1/1/23 - 9/1/47)	110,032	110,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.17%, dated 2/6/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $510,122,826, 2.39% - 4.5%, 5/1/25 - 2/1/43)	500,149	500,000
0.18%, dated 3/12/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $510,043,351, 2.09% - 6%, 2/1/23 - 2/1/43)	500,155	500,000

	Maturity Amount (000s)	Value (000s)
RBC Capital Markets Corp. at 0.16%, dated 3/18/13 due 4/5/13 (Collateralized by U.S. Government Obligations valued at $388,732,393, 0.55% - 10.09%, 6/25/18 - 4/25/48)	$ 378,050	$ 378,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,056,798)		8,056,798
Treasury Repurchase Agreement - 0.1%

In a joint trading account at 0.15% dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) #
(Cost $31,290)	31,290	31,290
Other Repurchase Agreement - 10.2%

Other Repurchase Agreement - 10.2%
With:
BNP Paribas Securities Corp. at:
0.3%, dated 3/7/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $101,868,673, 1.13% - 7.88%, 4/30/13 - 3/18/43)	97,026	97,000
0.5%, dated 3/28/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $18,367,336, 0.88% - 10.75%, 4/1/14 - 6/15/88)	17,008	17,000
Citigroup Global Markets, Inc. at:
0.46%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $152,287,498)	141,007	141,000
0.56%, dated 3/28/13 due 4/1/13 (Collateralized by Mortgage Loan Obligations valued at $105,006,674, 0.35% - 7.44%, 9/15/21 - 8/10/49)	100,006	100,000
0.85%, dated 2/15/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $107,033,294, 0.38% - 7.5%, 2/15/15 - 12/15/43)	99,157	99,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 3/28/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $153,472,040, 0% - 10.50%, 2/1/17 - 6/15/42)	149,008	149,000
0.46%, dated 3/28/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $108,000,712, 4.9% - 15%, 9/15/14 - 7/9/37)	100,005	100,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $210,810,907)	$ 195,242	$ 195,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $52,980,585, 1% - 3.25%, 6/15/13 - 12/15/35)	49,086	49,000
2/19/13 due 5/20/13 (Collateralized by Mortgage Loan Obligations valued at $67,004,391, 0.34% - 7.20%, 11/15/18 - 8/15/56)	62,109	62,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $64,913,221, 0% - 7.07%, 8/15/18 - 8/15/56)	60,111	60,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $129,537,305, 0.26% - 6.5%, 8/25/32 - 8/15/56)	120,224	120,000
1/14/13 due 4/15/13 (Collateralized by Corporate Obligations valued at $130,876,486, 0% - 7.00%, 1/10/16 - 8/15/56)	121,226	121,000
1/17/13 due 4/19/13 (Collateralized by Mortgage Loan Obligations valued at $197,601,144, 0% - 7.86%, 8/12/16 - 1/15/49)	183,346	183,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $86,512,315, 0.34% - 7.22%, 10/10/14 - 8/15/56)	80,148	80,000
1/24/13 due 4/26/13 (Collateralized by Corporate Obligations valued at $123,218,221, 0.21% - 7.96%, 4/15/27 - 8/15/56)	114,216	114,000
Deutsche Bank Securities, Inc. at 0.56%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $108,006,723)	100,006	100,000
HSBC Securities, Inc. at 0.31%, dated 3/28/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $210,002,818, 1.75% - 8.7%, 5/15/13 - 3/15/43)	200,007	200,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.31%, dated 3/26/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $17,850,608, 2.85% - 9.7%, 1/15/14 - 3/15/38)	$ 17,005	$ 17,000
0.39%, dated 3/28/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $286,024,229, 2.95% - 14.75%, 7/15/13 - 6/1/67)	265,011	265,000
0.43%, dated 3/4/13 due 4/1/13 (Collateralized by Corporate Obligations valued at $25,912,998, 2.16% - 8.05%, 4/15/14 - 2/1/43)	24,008	24,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $88,133,779)	81,140	81,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Corporate Obligations valued at $178,381,659, 2.50% - 5.00%, 6/1/14 - 11/1/19)	164,350	164,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $174,156,284, 0.75% - 4.38%, 6/1/14 - 2/15/40)	160,344	160,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $177,521,586, 0.75% - 6.00%, 4/15/16 - 8/15/37)	163,359	163,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Corporate Obligations valued at $345,705,054, 1.13% - 6.50%, 5/15/15 - 12/15/43)	318,894	318,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $172,284,488)	158,561	158,000
J.P. Morgan Securities, Inc. at:
0.26%, dated 3/28/13 due 4/1/13 (Collateralized by Commercial Paper Obligations valued at $402,730,778, 4/2/13 - 9/19/13)	391,011	391,000
0.27%, dated 3/27/13 due 4/3/13 (Collateralized by U.S. Government Obligations valued at $780,746,787, 0% - 36.01%, 10/15/23 - 1/15/53)	758,040	758,000
0.55%, dated 3/18/13 due 5/3/13 (Collateralized by Mortgage Loan Obligations valued at $130,700,801, 0.33% - 8.07%, 10/15/21 - 5/25/48)	121,213	121,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $90,732,762, 0.32% - 5.59%, 7/20/35 - 8/25/37)	$ 84,120	$ 84,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $130,704,015, 3.39% - 6.00%, 4/25/35 - 8/10/45)	121,250	121,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 3/26/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $267,806,026, 0% - 32.24%, 8/25/21 - 3/20/63)	260,014	260,000
0.31%, dated 3/28/13 due 4/1/13 (Collateralized by Equity Securities valued at $212,761,841)	197,007	197,000
0.46%, dated 3/28/13 due 4/1/13 (Collateralized by Municipal Bond Obligations valued at $39,471,323, 0% - 10%, 5/15/13 - 4/1/57)	37,002	37,000
0.66%, dated 3/26/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $280,914,284, 0% - 48.90%, 9/15/33 - 8/15/56) (c)(d)	260,033	260,000
0.85%, dated 3/1/13 due 4/30/13 (Collateralized by Corporate Obligations valued at $69,165,696, 0% - 113.90%, 9/15/18 - 11/25/52)	64,091	64,000
RBC Capital Markets Co. at:
0.3%, dated 3/26/13 due 4/2/13 (Collateralized by U.S. Government Obligations valued at $70,041,751, 2.5% - 6.59%, 1/15/28 - 10/15/42)	68,004	68,000
0.4%, dated:
3/26/13 due 4/2/13:
(Collateralized by Corporate Obligations valued at $29,160,395, 1.45% - 10.75%, 10/30/14 - 5/1/23)	27,002	27,000

	Maturity Amount (000s)	Value (000s)
(Collateralized by Corporate Obligations valued at:
27,438,796, 0.79% - 5.75%, 11/15/17 - 2/22/38)	$ 26,002	$ 26,000
(Collateralized by Corporate Obligations valued at 27,988,450, 0.40% - 6.19%, 8/15/16 - 7/25/47)	26,002	26,000
(Collateralized by Corporate Obligations valued at $27,851,950, 0.88% - 5.75%, 5/15/13 - 12/15/35)	26,002	26,000
3/27/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $43,144,521, 1.45% - 11.25%, 10/30/14 - 9/10/40)	40,003	40,000
RBS Securities, Inc. at:
0.8%, dated:
3/18/13 due 4/17/13 (Collateralized by U.S. Government Obligations valued at $81,390,971, 1.5% - 4.0%, 2/25/28 - 2/25/43)	79,053	79,000
3/21/13 due 4/19/13 (Collateralized by U.S. Government Obligations valued at $129,800,572, 1.25% - 5.0%, 2/25/28 - 5/25/39)	126,081	126,000
1.1%, dated 3/11/13 due 5/3/13 (Collateralized by U.S. Government Obligations valued at $331,804,101, 0% - 10.0%, 6/29/15 - 5/15/43)	321,740	320,000
Royal Bank of Scotland PLC at 0.8%, dated 3/8/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $102,239,462, 0% - 12.75%, 7/7/17 - 2/10/51)	96,066	96,000
UBS Securities LLC at:
0.49%, dated 2/19/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $71,368,895, 1.25% - 4.25%, 8/1/13 - 8/15/37)	66,081	66,000
0.5%, dated:
1/9/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $86,498,826, 1.13% - 6.50%, 8/1/13 - 12/31/39)	80,100	80,000
1/16/13 due 4/5/13 (Collateralized by Corporate Obligations valued at $60,770,880, 0.25% - 6.75%, 8/1/13 - 3/1/42)	56,072	56,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at 0.4%, dated:
3/27/13 due 4/3/13 (Collateralized by Corporate Obligations valued at $85,536,602, 1.75% - 10.50%, 3/25/14 - 8/25/45)	$ 81,006	$ 81,000
3/28/13 due 4/4/13 (Collateralized by Corporate Obligations valued at $136,527,995, 0.73% - 7.5%, 11/24/13 - 2/1/43)	130,010	130,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,877,000)		6,877,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $67,590,514)		67,590,514
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(466,524)
NET ASSETS - 100%		$ 67,123,990
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,622,000,000 or 2.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 6/27/13	7/18/12	$ 87,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,428,798,000 due 4/1/13 at 0.19%
BNP Paribas Securities Corp.	$ 390,703
Bank of America NA	1,146,738
Barclays Capital, Inc.	389,908
Citibank NA	350,142
Credit Agricole CIB New York Branch	716,157
Deutsche Bank Securities, Inc.	61,271
HSBC Securities (USA), Inc.	39,786
ING Financial Markets LLC	229,170
J.P. Morgan Securities, Inc.	159,146
Merrill Lynch, Pierce, Fenner & Smith, Inc.	82,273
Morgan Stanley & Co., Inc.	42,969
RBC Capital Markets Corp.	270,548
RBS Securities, Inc.	79,573
Societe Generale	123,476
UBS Securities LLC	4,774
Wells Fargo Securities LLC	342,164
$ 4,428,798
$31,290,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 31,290
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Other Information - continued

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $14,965,088) - See accompanying schedule: Unaffiliated issuers (cost $67,590,514)		$ 67,590,514
Receivable for investments sold		59,000
Receivable for fund shares sold		36,151
Interest receivable		40,358
Prepaid expenses		69
Receivable from investment adviser for expense reductions		1,656
Other receivables		679
Total assets		67,728,427

Liabilities
Payable for investments purchased	$ 576,850
Payable for fund shares redeemed	16,121
Distributions payable	5
Accrued management fee	7,866
Distribution and service plan fees payable	183
Other affiliated payables	2,509
Other payables and accrued expenses	903
Total liabilities		604,437

Net Assets		$ 67,123,990
Net Assets consist of:
Paid in capital		$ 67,123,914
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on investments		80
Net Assets		$ 67,123,990

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) March 31, 2013

Class I: Net Asset Value, offering price and redemption price per share ($24,416,291 ÷ 24,409,684 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($164,529 ÷ 164,501 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,085,690 ÷ 2,086,323 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($389,425 ÷ 389,332 shares)	$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($2,244,277 ÷ 2,244,270 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,823,778 ÷ 37,812,693 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2013

Investment Income
Interest		$ 221,408

Expenses
Management fee	$ 91,970
Transfer agent fees	27,614
Distribution and service plan fees	5,841
Accounting fees and expenses	2,207
Custodian fees and expenses	807
Independent trustees' compensation	239
Registration fees	560
Audit	55
Legal	175
Interest	3
Miscellaneous	411
Total expenses before reductions	129,882
Expense reductions	(23,195)	106,687
Net investment income (loss)		114,721
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		690
Net increase in net assets resulting from operations		$ 115,411

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,721	$ 111,305
Net realized gain (loss)	690	656
Net increase in net assets resulting from operations	115,411	111,961
Distributions to shareholders from net investment income	(114,722)	(111,308)
Share transactions - net increase (decrease)	5,900,248	(5,558,233)
Total increase (decrease) in net assets	5,900,937	(5,557,580)

Net Assets
Beginning of period	61,223,053	66,780,633
End of period (including distributions in excess of net investment income of $4 and distributions in excess of net investment income of $3, respectively)	$ 67,123,990	$ 61,223,053

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.002	.005	.023
Distributions from net investment income	(.002)	(.002)	(.002)	(.005)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.16%	.17%	.23%	.47%	2.37%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.22%	.23%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.19%	.20%
Expenses net of all reductions	.18%	.18%	.18%	.19%	.20%
Net investment income (loss)	.16%	.16%	.23%	.45%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$ 24,416	$ 24,209	$ 31,063	$ 34,386	$ 35,613

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.003	.022
Distributions from net investment income	- C	- C	(.001)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.03%	.08%	.31%	2.21%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.37%	.38%
Expenses net of fee waivers, if any	.32%	.32%	.33%	.34%	.35%
Expenses net of all reductions	.32%	.32%	.33%	.34%	.35%
Net investment income (loss)	.02%	.03%	.08%	.30%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$ 165	$ 207	$ 420	$ 835	$ 680

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.002	.021
Distributions from net investment income	- C	- C	- C	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.22%	2.11%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.33%	.33%	.40%	.44%	.45%
Expenses net of all reductions	.33%	.33%	.40%	.44%	.45%
Net investment income (loss)	.01%	.01%	.01%	.21%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 2,086	$ 2,398	$ 3,524	$ 3,766	$ 4,184

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.004	.023
Distributions from net investment income	(.001)	(.001)	(.002)	(.004)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.11%	.11%	.18%	.42%	2.31%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.27%	.28%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.24%	.25%
Expenses net of all reductions	.23%	.23%	.23%	.24%	.25%
Net investment income (loss)	.11%	.11%	.18%	.40%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$ 389	$ 577	$ 2,161	$ 622	$ 619

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended March 31,	2013	2012	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.003	.003
Distributions from net investment income	(.002)	(.002)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.20%	.21%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15%	.15%	.15%	.16% A
Expenses net of fee waivers, if any	.14%	.14%	.14%	.15% A
Expenses net of all reductions	.14%	.14%	.14%	.15% A
Net investment income (loss)	.20%	.20%	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,244	$ 1,547	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.003	.005	.024
Distributions from net investment income	(.002)	(.002)	(.003)	(.005)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.20%	.21%	.27%	.51%	2.41%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.19%	.20%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.15%	.16%
Expenses net of all reductions	.14%	.14%	.14%	.15%	.16%
Net investment income (loss)	.20%	.20%	.27%	.49%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 37,824	$ 32,286	$ 28,790	$ 24,674	$ 15,526

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/13	% of fund's investments 9/30/12	% of fund's investments 3/31/12
1 - 7	70.6	69.5	80.3
8 - 30	2.0	3.9	1.3
31 - 60	10.1	3.8	2.7
61 - 90	6.6	8.3	4.7
91 - 180	8.6	6.4	8.9
> 180	2.1	8.1	2.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/13	9/30/12	3/31/12
Tax-Exempt Portfolio	31 Days	44 Days	26 Days
All Tax-Free Money Market Funds Average*	30 Days	38 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/13	9/30/12	3/31/12
Tax-Exempt Portfolio	31 Days	44 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Variable Rate Demand Notes (VRDNs) 63.3%	Variable Rate Demand Notes (VRDNs) 65.5%
Other Municipal Debt 35.2%	Other Municipal Debt 32.5%
Investment Companies 0.6%	Investment Companies 2.1%
Net Other Assets (Liabilities) 0.9%	Net Other Assets (Liabilities)** (0.1)%

Current and Historical Seven-Day Yields
	3/31/13	12/31/12	9/30/12	6/30/12	3/31/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2013, the most recent period shown in the table, would have been -0.06% for Class I, -0.21% for Class II, -0.30% for Class III and -0.11% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	$ 4,995	$ 4,995
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.15% 4/1/13, VRDN (d)	3,800	3,800
Series 1995 C, 0.15% 4/1/13, VRDN (d)	3,000	3,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.13% 4/1/13, VRDN (d)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.14% 4/5/13 (Kimberly-Clark Corp. Guaranteed), VRDN (d)	14,750	14,750
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	15,855	15,855
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	4,700	4,700
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.12% 4/5/13, LOC UBS AG, VRDN (d)	9,265	9,265
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.15% 4/1/13, VRDN (d)	5,300	5,300
		63,465
Alaska - 0.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 2002, 0.12% 4/5/13, VRDN (d)	1,200	1,200
Arizona - 0.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.13% 4/5/13, LOC Bank of America NA, VRDN (d)	2,500	2,500
(Catholic Healthcare West Proj.) Series 2005 B, 0.13% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	1,500	1,500

	Principal Amount (000s)	Value (000s)
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.15% 4/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (d)	$ 1,400	$ 1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	1,100	1,100
Series Putters 3307, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	3,600	3,600
Series ROC II R 11980 X, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	3,030	3,030
		16,130
California - 1.0%
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.15% 4/1/13 (Liquidity Facility JPMorgan Chase & Co.) (d)(g)	9,675	9,675
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3248, 0.13% 4/5/13 (Liquidity Facility Deutsche Bank AG New York Branch) (d)(g)	1,900	1,900
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.13% 4/5/13 (Liquidity Facility Deutsche Bank AG) (d)(g)	8,500	8,500
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.16% 4/5/13 (Liquidity Facility Bank of America NA) (d)(g)	4,980	4,980
		26,455
Colorado - 3.1%
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.14% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	19,395	19,395
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	16,000	16,000
Series EGL 07 0040, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	11,700	11,700
Series ROC II R 12312, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	6,700	6,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.12% (d)	$ 20,135	$ 20,135
Series 2008 A2, 0.12% (d)	8,685	8,685
		82,615
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	2,315	2,315
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.14% 4/1/13, LOC PNC Bank NA, VRDN (d)	4,000	4,000
District Of Columbia - 0.7%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.18% 4/5/13, LOC Bank of America NA, VRDN (d)	1,805	1,805
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	3,900	3,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2003, 0.13% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	1,500	1,500
(Georgetown Univ. Proj.) Series 2007 B1, 0.12% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	4,400	4,400
		18,760
Florida - 4.4%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	20,295	20,295
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	9,505	9,505
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.12% 4/5/13, LOC Fannie Mae, VRDN (d)	1,050	1,050
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.15% 4/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(g)	5,625	5,625

	Principal Amount (000s)	Value (000s)
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.14% 4/5/13, LOC Bank of America NA, VRDN (d)	$ 18,890	$ 18,890
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 4/5/13, LOC Bank of America NA, VRDN (d)	2,700	2,700
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.16% 4/5/13, LOC Bank of America NA, VRDN (d)	6,165	6,165
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.12% 4/5/13 (Liquidity Facility Branch Banking & Trust Co.) (d)(g)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.14% 4/5/13, LOC Northern Trust Co., VRDN (d)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.16% 4/5/13, LOC Bank of America NA, VRDN (d)	17,450	17,450
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.22% 4/5/13, LOC Bank of America NA, VRDN (d)	2,200	2,200
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	6,930	6,930
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	5,475	5,475
Polk County Indl. Dev. Auth. Health Care Facilities Rev. (Winter Haven Hosp. Proj.) Series 2010 C, 0.12% 4/5/13, LOC PNC Bank NA, VRDN (d)	4,510	4,510
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	7,935	7,935
		119,230
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.14% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	2,000	2,000
Series 2005 B, 0.14% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.12% 4/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (d)	$ 32,605	$ 32,605
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	12,375	12,375
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.13% 4/5/13, LOC PNC Bank NA, VRDN (d)	3,200	3,200
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2011 A, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	5,000	5,000
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	2,825	2,825
		62,105
Hawaii - 0.7%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.14% 4/5/13 (Liquidity Facility Deutsche Postbank AG) (d)(g)	20,095	20,095
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.14% 4/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (d)	2,830	2,830
Illinois - 6.6%
Chicago Gen. Oblig. Series 2007 F, 0.14% 4/1/13, LOC JPMorgan Chase Bank, VRDN (d)	16,065	16,065
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.13% 4/5/13, LOC Barclays Bank PLC, VRDN (d)	1,900	1,900
Chicago Wtr. Rev.:
Series 2004 A1, 0.14% 4/5/13, LOC California Pub. Employees Retirement Sys., VRDN (d)	21,660	21,660
Series 2004 A2, 0.14% 4/5/13, LOC California Pub. Employees Retirement Sys., VRDN (d)	19,930	19,930
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.13% 4/5/13, LOC Fed. Home Ln. Bank Chicago, VRDN (d)	14,600	14,600
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.13% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	12,700	12,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.13% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	6,600	6,600

	Principal Amount (000s)	Value (000s)
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	$ 2,000	$ 2,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.13% 4/5/13, LOC Northern Trust Co., VRDN (d)	1,500	1,500
(Spertus Institute of Jewish Studies Proj.) 0.14% 4/5/13, LOC Northern Trust Co., VRDN (d)	8,900	8,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.13% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	9,300	9,300
Participating VRDN:
Series BC 11 16B, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (b)(d)(g)	3,950	3,950
Series Putters 3302, 0.15% 4/1/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	4,600	4,600
Series Putters 3378, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	3,795	3,795
Series Putters 3379, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	4,995	4,995
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	1,130	1,130
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.13% 4/5/13, LOC Freddie Mac, VRDN (d)	1,400	1,400
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.12% 4/5/13 (Liquidity Facility Cr. Suisse) (d)(g)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.13% 4/5/13 (Liquidity Facility Cr. Suisse) (d)(g)	2,100	2,100
Series MS 3216, 0.15% 4/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(g)	10,000	10,000
Series MS 3219, 0.15% 4/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(g)	15,000	15,000
Series MS 3297, 0.12% 4/5/13 (Liquidity Facility Cr. Suisse) (d)(g)	5,495	5,495
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.14% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	6,500	6,500
		178,620
Indiana - 0.2%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 4/5/13 (Archer Daniels Midland Co. Guaranteed), VRDN (d)	500	500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.13% 4/5/13, LOC Mizuho Corporate Bank Ltd., VRDN (d)	$ 1,800	$ 1,800
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.12% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	2,000	2,000
		4,300
Iowa - 0.2%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.18% 4/5/13 (Archer Daniels Midland Co. Guaranteed), VRDN (d)	1,900	1,900
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.13% 4/5/13, VRDN (d)	2,400	2,400
		4,300
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.12% 4/5/13 (Liquidity Facility Branch Banking & Trust Co.) (d)(g)	6,300	6,300
Louisiana - 1.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.12% 4/5/13, VRDN (d)	4,100	4,100
Series 2005, 0.13% 4/1/13, VRDN (d)	2,600	2,600
Series 2007, 0.13% 4/1/13, VRDN (d)	8,850	8,850
Series 2008 B, 0.13% 4/1/13, VRDN (d)	25,200	25,200
(C-Port LLC Proj.) Series 2008, 0.17% 4/5/13, LOC Bank of America NA, VRDN (d)	3,450	3,450
		50,865
Maryland - 0.4%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.11% 4/5/13, VRDN (d)	2,000	2,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	7,785	7,785
		9,785

	Principal Amount (000s)	Value (000s)
Massachusetts - 3.2%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.15% 4/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(g)	$ 66,850	$ 66,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	10,000	10,000
Series EGL 07 0092, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	5,000	5,000
Series MS 30911, 0.15% 4/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(g)	2,630	2,630
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 11537, 0.14% 4/5/13 (Liquidity Facility Deutsche Postbank AG) (d)(g)	1,990	1,990
		86,470
Michigan - 1.7%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.13% 4/5/13, LOC Comerica Bank, VRDN (d)	5,370	5,370
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.13% 4/5/13, LOC Bank of America NA, VRDN (d)	22,900	22,900
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.12% 4/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (d)	11,400	11,400
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	6,620	6,620
		46,290
Minnesota - 0.3%
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.12% 4/5/13, LOC Fannie Mae, VRDN (d)	8,150	8,150
Mississippi - 4.1%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.13% 4/1/13, VRDN (d)	66,470	66,470
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.14% 4/1/13 (Chevron Corp. Guaranteed), VRDN (d)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.): - continued
Series 2007 C, 0.13% 4/1/13 (Chevron Corp. Guaranteed), VRDN (d)	$ 23,600	$ 23,600
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.15% 4/5/13, LOC Bank of America NA, VRDN (d)	10,150	10,150
		109,220
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2011 B, 0.19% 4/1/13, LOC Bank of America NA, VRDN (d)	16,800	16,800
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.14% 4/5/13, LOC State Street Bank & Trust Co., Boston, VRDN (d)	9,745	9,745
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.12% 4/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (d)	5,200	5,200
		31,745
Nebraska - 0.7%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.12% 4/5/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)	7,885	7,885
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 11 143C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	9,745	9,745
		17,630
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	5,345	5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	12,750	12,750
		18,095
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	3,000	3,000
New York - 4.6%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.13% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	6,240	6,240

	Principal Amount (000s)	Value (000s)
New York City Gen. Oblig.:
Series 2006 I5, 0.14% 4/1/13, LOC California Pub. Employees Retirement Sys., VRDN (d)	$ 12,770	$ 12,770
Series 2013 A2, 0.15% 4/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (d)	2,700	2,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	19,800	19,800
Series ROC II R 11916, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	1,245	1,245
Series 2006 AA, 0.14% 4/1/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)	10,670	10,670
Series 2009 BB1, 0.15% 4/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	3,000	3,000
Series 2009 BB2, 0.17% 4/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	1,300	1,300
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.14% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	3,800	3,800
Series ROC II R 14022, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,185	2,185
Series WF 11-21C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	1,000	1,000
Series 2001 B, 0.18% 4/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (d)	7,000	7,000
Series 2003 1D, 0.17% 4/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)	14,040	14,040
Series 2013 C5, 0.12% 4/5/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (d)	5,500	5,500
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	4,425	4,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	$ 3,185	$ 3,185
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.14% 4/5/13, LOC Bank of America NA, VRDN (d)	4,700	4,700
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,000	2,000
		123,345
North Carolina - 3.3%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,735	2,735
Series 2002 B, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (d)	3,500	3,500
Series 2006 B, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (d)	11,400	11,400
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.15% 4/5/13, LOC Bank of America NA, VRDN (d)	4,580	4,580
(High Point Univ. Rev.) Series 2006, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	1,900	1,900
Series EGL 07 0015, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	10,890	10,890
Series EGL 7053004 Class A, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	13,105	13,105
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.14% 4/5/13, LOC Bank of America NA, VRDN (d)	4,895	4,895

	Principal Amount (000s)	Value (000s)
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.13% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	$ 1,650	$ 1,650
(WakeMed Proj.):
Series 2009 B, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	2,200	2,200
Series 2009 C, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	16,510	16,510
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 4/5/13, LOC Cr. Industriel et Commercial, VRDN (d)	3,400	3,400
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,100	2,100
		89,925
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.16% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.12% 4/5/13 (Liquidity Facility Branch Banking & Trust Co.) (d)(g)	5,200	5,200
		15,000
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.12% 4/5/13 (Liquidity Facility Royal Bank of Canada) (b)(d)(g)	1,795	1,795
Oregon - 0.5%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.13% 4/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (d)	9,100	9,100
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	3,000	3,000
		12,100
Pennsylvania - 0.4%
Haverford Township School District Series 2009, 0.12% 4/5/13, LOC TD Banknorth, NA, VRDN (d)	935	935
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.14% 4/1/13, LOC JPMorgan Chase Bank, VRDN (d)	$ 2,210	$ 2,210
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series WF 11 26C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	2,000	2,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.12% 4/5/13, LOC PNC Bank NA, VRDN (c)(d)	2,000	2,000
		11,655
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.14% 4/1/13, LOC Wells Fargo Bank NA, VRDN (d)	7,900	7,900
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	4,400	4,400
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.15% 4/5/13, LOC Bank of America NA, VRDN (d)	7,669	7,669
(Newberry College Proj.) Series 2008, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	11,565	11,565
		31,534
Tennessee - 1.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	4,200	4,200
Series 2009 E8A, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.17% 4/5/13, LOC Bank of America NA, VRDN (d)	3,500	3,500
Johnson City Health & Edl. Hosp. Rev. Series 2012 B, 0.12% 4/5/13, LOC Mizuho Corporate Bank Ltd., VRDN (d)	14,050	14,050
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.12% 4/5/13, LOC Bank of America NA, VRDN (d)	1,425	1,425

	Principal Amount (000s)	Value (000s)
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.15% 4/5/13, LOC Bank of America NA, VRDN (d)	$ 22,985	$ 22,985
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.12% 4/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(g)	1,500	1,500
		49,060
Texas - 8.5%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	10,145	10,145
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	10,125	10,125
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.13% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	3,475	3,475
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	18,990	18,990
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	14,835	14,835
Series Putters 3742, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	7,885	7,885
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.12% 4/5/13, LOC Barclays Bank PLC, VRDN (d)	3,700	3,700
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.15% 4/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(g)	40,000	40,000
Series ROC II R 10360, 0.13% 4/1/13 (Liquidity Facility Citibank NA) (d)(g)	28,695	28,695
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
(Rice Univ. Proj.) Series 2006 A, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (d)	$ 1,300	$ 1,300
Participating VRDN Series ROC II R 11860, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	10,000	10,000
Series ROC II R 11885X, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	5,180	5,180
Series ROC II R 12323, 0.13% 4/1/13 (Liquidity Facility Citibank NA) (d)(g)	10,100	10,100
Leander Independent School District Participating VRDN Series BC 10 28W, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.12% 4/5/13 (Liquidity Facility Cr. Suisse) (d)(g)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.12% 4/5/13 (Liquidity Facility Bank of America NA) (d)(g)	5,460	5,460
Series ROC II R 593 PB, 0.14% 4/5/13 (Liquidity Facility Deutsche Postbank AG) (d)(g)	1,300	1,300
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.12% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,000	2,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.14% 4/5/13 (Liquidity Facility Deutsche Postbank AG) (d)(g)	995	995
Port Arthur Navigation District Envir. Facilities Rev. Series 2010 D, 0.15% 4/1/13, VRDN (d)	2,550	2,550
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.15% 4/5/13 (Total SA Guaranteed), VRDN (d)	4,100	4,100
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.12% 4/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(g)	1,100	1,100

	Principal Amount (000s)	Value (000s)
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	$ 4,500	$ 4,500
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	1,580	1,580
0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(g)	4,575	4,575
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.17% 4/5/13, LOC Bank of America NA, VRDN (d)	600	600
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	7,105	7,105
		229,535
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	2,710	2,710
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	5,530	5,530
		8,240
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.15% 4/5/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (d)(g)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.14% 4/5/13, LOC Branch Banking & Trust Co., VRDN (d)	3,650	3,650
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.14% 4/5/13 (Liquidity Facility Citibank NA) (d)(g)	2,125	2,125
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.12% 4/5/13 (Liquidity Facility Branch Banking & Trust Co.) (d)(g)	2,910	2,910
		14,195
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	7,280	7,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	$ 3,325	$ 3,325
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	3,710	3,710
Series BC 12 7WX, 0.15% 4/5/13 (Liquidity Facility Barclays Bank PLC) (d)(g)	5,500	5,500
Series Solar 07 94, 0.12% 4/5/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (d)(g)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.14% 4/5/13, LOC Wells Fargo Bank NA, VRDN (d)	6,945	6,945
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.12% 4/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(g)	25,930	25,930
Series Putters 3054, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	3,035	3,035
Series Putters 3539, 0.13% 4/5/13 (Liquidity Facility JPMorgan Chase Bank) (d)(g)	4,330	4,330
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4728, 0.12% 4/5/13 (Liquidity Facility Bank of America NA) (d)(g)	3,300	3,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.14% 4/5/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (d)	2,650	2,650
(Discovery Heights Apt. Proj.) Series 2010, 0.13% 4/5/13, LOC Freddie Mac, VRDN (d)	2,575	2,575
		89,384
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.14% 4/5/13, LOC Sumitomo Mitsui Banking Corp., VRDN (d)	15,800	15,800

	Principal Amount (000s)	Value (000s)
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.14% 4/5/13, LOC JPMorgan Chase Bank, VRDN (d)	$ 7,300	$ 7,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.12% 4/5/13, LOC U.S. Bank NA, Cincinnati, VRDN (d)	2,000	2,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.13% 4/5/13 (Liquidity Facility Wells Fargo Bank NA) (d)(g)	1,545	1,545
Wisconsin Health & Edl. Facilities Auth. Rev. (Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.15% 4/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (d)	3,000	3,000
		13,845
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,699,383)		1,699,383
Other Municipal Debt - 35.2%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (d)(f)(g)	500	500
Alaska - 0.1%
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	600	600
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,000	1,002
		1,602
Arizona - 0.8%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 5% 7/1/13	2,135	2,160
Phoenix Civic Impt. Series 2011 B:
0.14% 4/5/13, LOC Barclays Bank PLC, CP	1,400	1,400
0.15% 4/4/13, LOC Barclays Bank PLC, CP	2,100	2,100
0.15% 4/5/13, LOC Barclays Bank PLC, CP	2,000	2,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 5/8/13, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	6,400	6,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	$ 1,300	$ 1,302
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2009 B, 3% 1/1/14	1,000	1,021
		21,883
California - 3.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/13	2,520	2,530
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	4,100	4,100
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	42,200	42,350
Series A2, 2.5% 6/20/13	9,550	9,596
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,400	1,406
Long Beach Unified School District TRAN 1.5% 12/31/13	3,000	3,030
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.15% 5/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 6/27/13 (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(g)	6,100	6,100
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	1,900	1,920
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	3,000	3,013
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	2,600	2,611
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	3,100	3,100
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	7,500	7,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	11,700	11,767
		105,023
Colorado - 1.0%
Colorado Ed. Ln. Prog. TRAN Series 2012 C, 1.5% 6/27/13	3,300	3,311
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	3,700	3,720

	Principal Amount (000s)	Value (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (d)(f)(g)	$ 1,700	$ 1,700
Denver City & County Wtr. Bonds Series PZ 232, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	16,115	16,115
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	1,100	1,103
		25,949
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	1,700	1,706
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	500	507
		2,213
District Of Columbia - 0.5%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 5/6/13, LOC JPMorgan Chase Bank, CP mode	10,200	10,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.15% 4/9/13, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	2,200	2,200
		14,300
Florida - 1.3%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2004 B, 5% 6/1/13	1,400	1,411
Series 2012 A, 5% 6/1/13	5,200	5,242
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2005 B, 5% 7/1/13	1,000	1,012
Series 2010 D, 5% 7/1/13	1,000	1,012
Series 2011 B, 4% 7/1/13	1,340	1,353
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2003 B, 5% 7/1/13	1,000	1,012
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	1,000	1,014
Series 1998 A, 6% 7/1/13	1,700	1,724
Florida Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,000	1,012
Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	7,255	7,255
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.15% 4/1/13, LOC JPMorgan Chase Bank, CP	6,500	6,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	$ 2,575	$ 2,610
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.14% 4/18/13, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	600	614
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2009 C, 5% 10/1/13	1,000	1,024
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 10/25/13 (d)	1,900	1,900
		36,195
Georgia - 0.8%
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/13	1,000	1,019
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	6,620	6,620
Series WF 11 134C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (d)(f)(g)	11,545	11,545
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	1,000	1,008
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	800	800
		21,892
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2011 EC, 5% 12/1/13	2,000	2,064
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	19,900	19,986
Illinois - 0.1%
Illinois Fin. Auth. Ed. Rev. 0.14% 4/3/13, LOC PNC Bank NA, CP	1,600	1,600
Illinois Fin. Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.17% tender 6/3/13, CP mode	1,700	1,700
Illinois Sales Tax Rev. Bonds Series 2010, 5% 6/15/13	1,000	1,010
		4,310
Indiana - 0.8%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (d)	13,000	13,000

	Principal Amount (000s)	Value (000s)
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2, 0.15% tender 5/6/13, CP mode	$ 1,700	$ 1,700
Series 2008 D2, 0.15% tender 5/7/13, CP mode	6,850	6,850
		21,550
Iowa - 0.7%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (d)	18,300	18,300
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.15% 9/1/13 (d)	1,000	1,000
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	4,200	4,201
		5,201
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/13	1,000	1,016
Series 2011:
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,700	3,700
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,638	4,638
		13,417
Massachusetts - 0.1%
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 4/25/13	3,000	3,004
Michigan - 1.0%
Michigan Bldg. Auth. Rev. Series 6, 0.17% 6/6/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,100	1,100
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.21%, tender 10/25/13 (d)	9,700	9,700
0.21%, tender 10/25/13 (d)	5,140	5,140
(Trinity Health Sys. Proj.) Series2008 C:
0.14% tender 4/1/13, CP mode	4,425	4,425
0.15% tender 5/3/13, CP mode	1,500	1,500
0.15% tender 5/3/13, CP mode	3,870	3,870
		25,735
Minnesota - 0.6%
Hennepin County Gen. Oblig. Bonds Series 2008 D, 4% 12/1/13	1,530	1,569
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota 911 Rev. Bonds (Radio Communication Sys. Proj.) Series 2009, 5% 6/1/13	$ 2,000	$ 2,016
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.16% 6/6/13, CP	11,000	11,000
		14,585
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	2,200	2,206
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.14% 4/2/13, CP	10,500	10,500
0.15% 4/10/13, CP	1,600	1,600
0.15% 5/1/13, CP	6,350	6,350
0.16% 5/6/13, CP	1,500	1,500
0.16% 5/8/13, CP	10,100	10,100
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A, 0.16% 4/24/13, CP	7,700	7,700
		37,750
Nevada - 0.1%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	1,000	1,010
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.18% 4/4/13, LOC JPMorgan Chase Bank, CP	3,000	3,000
		4,010
New York - 1.2%
New York Metropolitan Trans. Auth. Rev.:
Series 2A, 0.15% 4/8/13, LOC Royal Bank of Canada, CP	5,000	5,000
Series 2C, 0.15% 5/8/13, LOC Royal Bank of Canada, CP	5,400	5,400
New York Pwr. Auth. Series 2:
0.15% 4/3/13, CP	8,849	8,849
0.15% 4/9/13, CP	4,195	4,195
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	8,500	8,500
		31,944
North Carolina - 0.3%
North Carolina Gen. Oblig. Bonds:
Series 2003 B, 5% 4/1/13	1,000	1,000
Series 2013 E, 2% 5/1/13	1,695	1,698
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,000	1,043
Raleigh Gen. Oblig. Bonds Series 2012 B, 2% 4/1/13	4,700	4,700
		8,441

	Principal Amount (000s)	Value (000s)
Ohio - 1.8%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (d)	$ 4,500	$ 4,500
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.17% tender 8/14/13, CP mode	13,450	13,450
0.2% tender 4/4/13, CP mode	5,000	5,000
Series 2008 B6, 0.15% tender 6/13/13, CP mode	9,200	9,200
Series 2008 B6, 0.19% tender 6/5/13, CP mode	15,000	15,000
		47,150
Oregon - 1.0%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.15% tender 5/3/13, CP mode	6,100	6,100
0.16% tender 5/21/13, CP mode	6,400	6,400
0.17% tender 6/11/13, CP mode	13,000	13,000
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	1,000	1,008
		26,508
Pennsylvania - 0.2%
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.16% 5/3/13, LOC Bank of America NA, CP	2,300	2,300
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	3,800	3,816
		6,116
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Bonds Series 2011 A, 5% 9/1/13	1,005	1,025
South Carolina - 0.3%
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/13	1,150	1,157
Series 2012 A, 4% 4/1/13	1,935	1,935
Series 2012 C, 4% 4/1/13	3,095	3,095
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,200	1,243
		7,430
Texas - 9.8%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,750	1,823
Austin Elec. Util. Sys. Rev. Series 2013 A, 0.16% 5/15/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	$ 2,705	$ 2,705
Frisco Independent School District Bonds Series 2012 B, 2% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,007
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	10,525	10,525
Harris County Gen. Oblig.:
Series 2012 D, 0.17% 4/4/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
Series 2013 A1, 0.15% 5/2/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,715	7,715
Series 2013 D, 0.16% 5/6/13 (Liquidity Facility JPMorgan Chase Bank), CP	7,530	7,530
Harris County Metropolitan Trans. Auth.:
Series 2012 A1, 0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series 2013 A1:
0.16% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.17% 6/18/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Series 2013 A3, 0.16% 5/8/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. Series 2013 A, 0.15% 4/9/13, LOC Union Bank of California, CP	3,700	3,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.15% 5/8/13, CP	4,980	4,980
Houston Independent School District Bonds 0% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,300	1,299
Houston Util. Sys. Rev. Series 2013 B2:
0.15% 4/3/13, LOC Wells Fargo Bank NA, CP	6,200	6,200
0.15% 4/4/13, LOC Wells Fargo Bank NA, CP	1,300	1,300
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	1,300	1,300
Klein Independent School District Bonds Series WF 11 51 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (d)(f)(g)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Pasadena Independent School District Bonds:
Series 2008, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	$ 1,350	$ 1,406
Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,003
San Antonio Wtr. Sys. Rev. Bonds Series 2012 A, 2% 5/15/13	1,705	1,709
Spring Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,000	1,042
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.25%, tender 10/25/13 (d)	6,200	6,200
Texas A&M Univ. Rev. Series 1993 B, 0.14% 4/2/13, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds Series 2007 A, 5% 8/1/13	1,200	1,219
TRAN 2.5% 8/30/13	121,210	122,349
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,000
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.15% 5/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900	1,900
Upper Trinity Reg'l. Wtr. District Series 2013 A:
0.16% 5/7/13, LOC Bank of America NA, CP	1,800	1,800
0.16% 5/7/13, LOC Bank of America NA, CP	4,500	4,500
		262,412
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 5/6/13 (Liquidity Facility Bank of Nova Scotia), CP	4,000	4,000
Series 1997 B3, 0.15% 4/9/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Series 1998 B4, 0.15% 4/2/13 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
		17,560
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Bonds:
(Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 10/25/13 (d)	2,800	2,800
Series 2012 A, 3% 5/15/13	4,130	4,144
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.17% 4/4/13, CP	15,000	15,000
Virginia Commonwealth Trans. Board Bonds Series 2005, 5% 10/1/13	775	793
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Rev. Bonds Series 2001, 5% 5/15/13	$ 5,965	$ 5,999
Virginia Gen. Oblig. Bonds Series 2004 B, 5% 6/1/13	850	857
		29,593
Washington - 1.3%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2004 A, 5.25% 7/1/13	1,445	1,463
Series 2005 A, 5% 7/1/13	1,000	1,012
Series 2005 B, 5% 7/1/13	1,055	1,068
(#3 Proj.) Series 2003 A, 5.5% 7/1/13	1,500	1,520
Washington Gen. Oblig. Bonds:
Series 2005 B, 4% 1/1/14	1,900	1,954
Series 2007 C, 5% 7/1/13	1,000	1,012
Series 2007 D, 4.5% 1/1/14	1,000	1,032
Series 2011 C, 5% 7/1/13	1,315	1,331
Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (d)(f)(g)	24,220	24,220
		34,612
Wisconsin - 2.6%
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 5% 5/15/13	1,400	1,408
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	9,000	9,027
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/13	1,600	1,606
5% 5/1/13	1,075	1,079
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (d)(f)(g)	1,600	1,600
Series 2006 A, 0.15% 5/6/13 (Liquidity Facility Bank of New York, New York), CP	3,400	3,400
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2009 A, 0.15% tender 4/3/13, LOC U.S. Bank NA, Cincinnati, CP mode	13,320	13,320
Series 2012 B, 2% 8/15/13	1,100	1,107
Series 2012 J, 0.15% tender 4/3/13, CP mode	900	900

	Principal Amount (000s)	Value (000s)
Wisconsin Trans. Rev.:
Series 1997 A, 0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 18,000	$ 18,000
Series 2006 A:
0.14% 4/2/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
0.14% 4/25/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
		71,131
TOTAL OTHER MUNICIPAL DEBT (Cost $945,597)		945,597
Investment Company - 0.6%
	Shares

Fidelity Tax-Free Cash Central Fund, 0.13% (a)(e) (Cost $16,490)	16,490	16,490
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $2,661,470)		2,661,470
NET OTHER ASSETS (LIABILITIES) - 0.9%		24,466
NET ASSETS - 100%		$ 2,685,936
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,320,000 or 0.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,785,000 or 3.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 500
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 1,700
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	4/2/12 - 2/28/13	$ 2,705
Denver City & County Wtr. Bonds Series PZ 232, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/29/12	$ 16,115
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Georgia Gen. Oblig. Bonds Series WF 11 134C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/23/11	$ 11,545
Security	Acquisition Date	Cost (000s)
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/29/12	$ 10,525
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 1,300
Klein Independent School District Bonds Series WF 11 51 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/28/11	$ 5,000
Los Angeles Unified School District Bonds Series Putters 4290, 0.17%, tender 4/3/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 6,100
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	5/2/12	$ 7,500
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 1,600
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 43
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,644,980)	$ 2,644,980
Fidelity Central Funds (cost $16,490)	16,490
Total Investments (cost $2,661,470)		$ 2,661,470
Cash		22,573
Receivable for securities sold on a delayed delivery basis		3,000
Receivable for fund shares sold		155
Interest receivable		5,370
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		3
Receivable from investment adviser for expense reductions		2
Other receivables		51
Total assets		2,692,630

Liabilities
Payable for investments purchased Regular delivery	$ 4,049
Delayed delivery	2,000
Payable for fund shares redeemed	100
Accrued management fee	287
Other affiliated payables	180
Other payables and accrued expenses	78
Total liabilities		6,694

Net Assets		$ 2,685,936
Net Assets consist of:
Paid in capital		$ 2,685,801
Accumulated undistributed net realized gain (loss) on investments		135
Net Assets		$ 2,685,936

Class I: Net Asset Value, offering price and redemption price per share ($2,342,283 ÷ 2,339,631 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($11,893 ÷ 11,881 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($323,457 ÷ 323,093 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($8,303 ÷ 8,292 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2013

Investment Income
Interest		$ 5,442
Income from Fidelity Central Funds		43
Total income		5,485

Expenses
Management fee	$ 4,164
Transfer agent fees	1,800
Distribution and service plan fees	795
Accounting fees and expenses	271
Custodian fees and expenses	44
Independent trustees' compensation	11
Registration fees	67
Audit	40
Legal	9
Miscellaneous	23
Total expenses before reductions	7,224
Expense reductions	(2,048)	5,176
Net investment income (loss)		309
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		259
Net increase in net assets resulting from operations		$ 568

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 309	$ 539
Net realized gain (loss)	259	221
Net increase in net assets resulting from operations	568	760
Distributions to shareholders from net investment income	(309)	(539)
Share transactions - net increase (decrease)	(744,956)	(677,233)
Total increase (decrease) in net assets	(744,697)	(677,012)

Net Assets
Beginning of period	3,430,633	4,107,645
End of period	$ 2,685,936	$ 3,430,633

Financial Highlights - Class I

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.001	.015
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.001	.015
Distributions from net investment income	- D	- D	(.001)	(.001)	(.015)
Distributions from net realized gain	-	-	- D	- D	- D
Total distributions	- D	- D	(.001)	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.09%	.15%	1.50%
Ratios to Average Net Assets B, C
Expenses before reductions	.22%	.22%	.22%	.25%	.24%
Expenses net of fee waivers, if any	.18%	.16%	.22%	.23%	.22%
Expenses net of all reductions	.17%	.15%	.22%	.23%	.20%
Net investment income (loss)	.01%	.01%	.09%	.16%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,342	$ 3,160	$ 3,814	$ 4,828	$ 7,738

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.013
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.013
Distributions from net investment income	- D	- D	- D	(.001)	(.013)
Distributions from net realized gain	-	-	- D	- D	- D
Total distributions	- D	- D	- D	(.001)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.05%	1.35%
Ratios to Average Net Assets B, C
Expenses before reductions	.37%	.37%	.37%	.40%	.39%
Expenses net of fee waivers, if any	.17%	.15%	.29%	.34%	.37%
Expenses net of all reductions	.17%	.15%	.29%	.34%	.35%
Net investment income (loss)	.01%	.01%	.01%	.06%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 22	$ 26	$ 54

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.012
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.012
Distributions from net investment income	- D	- D	- D	- D	(.012)
Distributions from net realized gain	-	-	- D	- D	- D
Total distributions	- D	- D	- D	- D	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.03%	1.25%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.50%	.49%
Expenses net of fee waivers, if any	.17%	.16%	.29%	.37%	.47%
Expenses net of all reductions	.17%	.16%	.29%	.37%	.45%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 323	$ 240	$ 198	$ 166	$ 272

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	.001	.001	.014
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.001	.001	.014
Distributions from net investment income	- D	- D	(.001)	(.001)	(.014)
Distributions from net realized gain	-	-	- D	- D	- D
Total distributions	- D	- D	(.001)	(.001)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.06%	.11%	1.45%
Ratios to Average Net Assets B, C
Expenses before reductions	.27%	.27%	.27%	.30%	.29%
Expenses net of fee waivers, if any	.18%	.17%	.25%	.28%	.27%
Expenses net of all reductions	.18%	.17%	.25%	.28%	.25%
Net investment income (loss)	.01%	.01%	.05%	.12%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 15	$ 73	$ 60	$ 48

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in each applicable Fund's accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, Treasury Only Portfolio and Treasury Portfolio incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on each Statement of Operations. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 9,961,511	$ -	$ -	$ -
Treasury Portfolio	13,401,783	-	-	-
Government Portfolio	24,390,499	-	-	-
Prime Money Market Portfolio	45,009,756	-	-	-
Money Market Portfolio	67,590,514	-	-	-
Tax-Exempt Portfolio	2,661,470	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ -	$ 188	$ -	$ -	$ -
Treasury Portfolio	-	200	4	-	-
Government Portfolio	-	203	-	(1,428)	-
Prime Money Market Portfolio	-	312	-	-	-
Money Market Portfolio	-	762	-	-	-
Tax-Exempt Portfolio	182	-	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration 2019
Government Portfolio	$ (1,428)

The tax character of distributions paid was as follows:

March 31, 2013	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$ -	$ 932	$ 932
Treasury Portfolio	-	1,496	1,496
Government Portfolio	-	2,608	2,608
Prime Money Market Portfolio	-	66,369	66,369
Money Market Portfolio	-	114,722	114,722
Tax-Exempt Portfolio	309	-	309
March 31, 2012	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$ -	$ 885	$ 885
Treasury Portfolio	-	1,618	1,618
Government Portfolio	-	3,400	3,400
Prime Money Market Portfolio	-	83,952	83,952
Money Market Portfolio	-	111,308	111,308
Tax-Exempt Portfolio	539	-	539

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 71,288	0.03%
Prime Money Market Portfolio	108,229	0.03%
Money Market Portfolio	88,465	0.01%

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities.The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 573	$ -
Class III	933	-
Class IV	122	-
Select Class	102	-*
	$ 1,730	$ -*
Treasury Portfolio: Class II	$ 125	$ -
Class III	7,230	-
Class IV	2,114	-
Select Class	112	-**
	$ 9,581	$ -**
Government Portfolio: Class II	$ 1,038	$ 1
Class III	4,584	1
Select Class	424	-
	$ 6,046	$ 2
Prime Money Market Portfolio: Class II	$ 875	$ 41
Class III	5,190	11
Class IV	326	-
Select Class	747	-
	$ 7,138	$ 52

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4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Total Fees	Retained by FDC
Money Market Portfolio: Class II	$ 270	$ 17
Class III	5,336	-
Select Class	235	1
	$ 5,841	$ 18
Tax-Exempt Portfolio: Class II	$ 18	$ -***
Class III	770	-
Select Class	7	-****
	$ 795	$ -*****

During the period, FMR or its affiliates waived a portion of these fees.

* Amount represents three hundred eighty-one dollars.

** Amount represents seventy-five dollars.

*** Amount represents twenty-three dollars.

**** Amount represents thirty-nine dollars.

***** Amount represents sixty-two dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. The transfer agent fee for each class of Tax-Exempt Portfolio is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 5,039
Treasury Only Portfolio - Class II	231
Treasury Only Portfolio - Class III	228
Treasury Only Portfolio - Class IV	15
Treasury Only Portfolio - Select Class	123
$ 5,636
Treasury Portfolio - Class I	$ 6,838
Treasury Portfolio - Class II	51
Treasury Portfolio - Class III	1,741
Treasury Portfolio - Class IV	254
Treasury Portfolio - Select Class	135
$ 9,019
Government Portfolio - Class I	$ 13,666
Government Portfolio - Class II	417
Government Portfolio - Class III	1,105
Government Portfolio - Select Class	514
$ 15,702
Prime Money Market Portfolio - Class I	$ 7,592
Prime Money Market Portfolio - Class II	353
Prime Money Market Portfolio - Class III	1,253
Prime Money Market Portfolio - Class IV	41
Prime Money Market Portfolio - Select Class	900
Prime Money Market Portfolio - Institutional Class	10,603
$ 20,742
Money Market Portfolio - Class I	$ 15,101
Money Market Portfolio - Class II	110
Money Market Portfolio - Class III	1,286
Money Market Portfolio - Select Class	284
Money Market Portfolio - Class F	-
Money Market Portfolio - Institutional Class	10,833
$ 27,614

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Tax-Exempt Portfolio - Class I	$ 1,597
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	188
Tax-Exempt Portfolio - Select Class	8
$ 1,800

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt Portfolio is paid to Citibank.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime Money Market Portfolio
Class I	.20%	$ 951
Class II	.35%	45
Class III	.45%	170
Class IV	.70%	5
Select Class	.25%	114
Institutional Class	.14%	13,078
Money Market Portfolio
Class I	.18%	$ 6,819
Class II	.33%	50
Class III	.43%	565
Select Class	.23%	127
Class F	.14%	130
Institutional Class	.14%	13,335
Tax-Exempt Portfolio
Class II	.35%	$ 2
Class III	.45%	51
Select Class	.25%	2

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 9,596
Class II	1,015
Class III	1,369
Class IV	150
Select Class	335
Treasury Portfolio
Class I	$ 5,420
Class II	166
Class III	8,635
Class IV	2,325
Select Class	220
Government Portfolio
Class I	$ 6,471
Class II	1,247
Class III	5,107
Select Class	668

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5. Expense Reductions - continued

Prime Money Market Portfolio
Class II	$ 382
Class III	3,515
Class IV	268
Select Class	52
Money Market Portfolio
Class II	$ 23
Class III	2,146
Tax-Exempt Portfolio
Class I	$ 1,083
Class II	22
Class III	863
Select Class	9

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$ 9
Government Portfolio	18
Tax-Exempt Portfolio	16

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Treasury Only Portfolio - Class I	$ 835	$ 772
Treasury Only Portfolio - Class II	38	53
Treasury Only Portfolio - Class III	37	34
Treasury Only Portfolio - Class IV	2	2
Treasury Only Portfolio - Select Class	20	24
Total	$ 932	$ 885
Treasury Portfolio - Class I	$ 1,135	$ 1,186
Treasury Portfolio - Class II	8	15
Treasury Portfolio - Class III	289	337
Treasury Portfolio - Class IV	42	40
Treasury Portfolio - Select Class	22	40
Total	$ 1,496	$ 1,618
Government Portfolio - Class I	$ 2,271	$ 3,066
Government Portfolio - Class II	69	90
Government Portfolio - Class III	183	197
Government Portfolio - Select Class	85	47
Total	$ 2,608	$ 3,400
Prime Money Market Portfolio - Class I	$ 11,757	$ 17,502
Prime Money Market Portfolio - Class II	58	70
Prime Money Market Portfolio - Class III	207	174
Prime Money Market Portfolio - Class IV	7	13
Prime Money Market Portfolio - Select Class	611	776
Prime Money Market Portfolio - Institutional Class	53,729	65,417
Total	$ 66,369	$ 83,952

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012
From net investment income
Money Market Portfolio - Class I	$ 39,627	$ 46,605
Money Market Portfolio - Class II	41	76
Money Market Portfolio - Class III	214	231
Money Market Portfolio - Select Class	526	1,004
Money Market Portfolio - Class F	3,597	2,311
Money Market Portfolio - Institutional Class	70,717	61,081
Total	$ 114,722	$ 111,308
Tax-Exempt Portfolio - Class I	$ 276	$ 513
Tax Exempt Portfolio - Class II	1	2
Tax Exempt Portfolio - Class III	31	20
Tax Exempt Portfolio - Select Class	1	4
Total	$ 309	$ 539

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended March 31,	2013	2012
Treasury Only Portfolio - Class I Shares sold	14,828,363	14,763,670
Reinvestment of distributions	633	603
Shares redeemed	(13,462,367)	(12,849,748)
Net increase (decrease)	1,366,629	1,914,525
Treasury Only Portfolio - Class II Shares sold	534,642	1,072,282
Reinvestment of distributions	21	23
Shares redeemed	(679,911)	(1,158,844)
Net increase (decrease)	(145,248)	(86,539)
Treasury Only Portfolio - Class III Shares sold	1,293,156	1,173,000
Reinvestment of distributions	14	14
Shares redeemed	(1,293,196)	(1,156,184)
Net increase (decrease)	(26)	16,830
Treasury Only Portfolio - Class IV Shares sold	103,699	95,718
Reinvestment of distributions	2	2
Shares redeemed	(107,366)	(132,853)
Net increase (decrease)	(3,665)	(37,133)
Treasury Only Portfolio - Select Class Shares sold	1,347,020	1,128,752
Reinvestment of distributions	17	19
Shares redeemed	(1,406,471)	(1,068,539)
Net increase (decrease)	(59,434)	60,232
Treasury Portfolio - Class I Shares sold	53,327,310	63,329,301
Reinvestment of distributions	556	583
Shares redeemed	(55,075,422)	(60,402,529)
Net increase (decrease)	(1,747,556)	2,927,355
Treasury Portfolio - Class II Shares sold	1,104,602	1,664,129
Reinvestment of distributions	3	4
Shares redeemed	(1,057,943)	(1,739,322)
Net increase (decrease)	46,662	(75,189)

Annual Report

7. Share Transactions - continued

Years ended March 31,	2013	2012
Treasury Portfolio - Class III Shares sold	10,873,630	11,804,058
Reinvestment of distributions	46	60
Shares redeemed	(11,136,939)	(12,464,755)
Net increase (decrease)	(263,263)	(660,637)
Treasury Portfolio - Class IV Shares sold	768,664	916,133
Reinvestment of distributions	-	-
Shares redeemed	(725,337)	(737,052)
Net increase (decrease)	43,327	179,081
Treasury Portfolio - Select Class Shares sold	557,920	1,274,169
Reinvestment of distributions	12	20
Shares redeemed	(618,563)	(1,367,632)
Net increase (decrease)	(60,631)	(93,443)
Government Portfolio - Class I Shares sold	175,643,021	249,236,195
Reinvestment of distributions	1,139	1,450
Shares redeemed	(178,888,427)	(254,101,804)
Net increase (decrease)	(3,244,267)	(4,864,159)
Government Portfolio - Class II Shares sold	9,308,520	3,785,855
Reinvestment of distributions	18	24
Shares redeemed	(9,493,734)	(3,765,515)
Net increase (decrease)	(185,196)	20,364
Government Portfolio - Class III Shares sold	7,397,166	6,610,603
Reinvestment of distributions	25	41
Shares redeemed	(7,715,377)	(6,633,564)
Net increase (decrease)	(318,186)	(22,920)
Government Portfolio - Select Class Shares sold	31,188,640	21,830,746
Reinvestment of distributions	77	40
Shares redeemed	(31,039,496)	(21,671,544)
Net increase (decrease)	149,221	159,242
Prime Money Market Portfolio - Class I Shares sold	69,207,399	95,975,696
Reinvestment of distributions	3,997	5,998
Shares redeemed	(74,028,400)	(102,593,686)
Net increase (decrease)	(4,817,004)	(6,611,992)
Prime Money Market Portfolio - Class II Shares sold	4,322,345	4,716,233
Reinvestment of distributions	34	37
Shares redeemed	(4,663,999)	(4,664,133)
Net increase (decrease)	(341,620)	52,137
Prime Money Market Portfolio - Class III Shares sold	6,188,605	6,485,601
Reinvestment of distributions	28	49
Shares redeemed	(5,942,325)	(7,674,466)
Net increase (decrease)	246,308	(1,188,816)
Prime Money Market Portfolio - Class IV Shares sold	311,047	645,156
Reinvestment of distributions	4	10
Shares redeemed	(339,063)	(770,170)
Net increase (decrease)	(28,012)	(125,004)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

Years ended March 31,	2013	2012
Prime Money Market Portfolio - Select Class Shares sold	6,955,759	16,314,909
Reinvestment of distributions	224	392
Shares redeemed	(6,438,911)	(16,380,417)
Net increase (decrease)	517,072	(65,116)
Prime Money Market Portfolio - Institutional Class Shares sold	455,622,477	454,457,243
Reinvestment of distributions	35,752	40,995
Shares redeemed	(459,411,704)	(464,180,078)
Net increase (decrease)	(3,753,475)	(9,681,840)
Money Market Portfolio - Class I Shares sold	100,745,849	96,924,190
Reinvestment of distributions	29,491	34,938
Shares redeemed	(100,567,370)	(103,812,104)
Net increase (decrease)	207,970	(6,852,976)
Money Market Portfolio - Class II Shares sold	1,003,231	864,219
Reinvestment of distributions	31	65
Shares redeemed	(1,045,760)	(1,077,643)
Net increase (decrease)	(42,498)	(213,359)
Money Market Portfolio - Class III Shares sold	12,473,572	14,550,043
Reinvestment of distributions	113	122
Shares redeemed	(12,785,592)	(15,677,004)
Net increase (decrease)	(311,907)	(1,126,839)
Money Market Portfolio - Select Class Shares sold	1,723,353	6,740,674
Reinvestment of distributions	200	308
Shares redeemed	(1,910,777)	(8,324,872)
Net increase (decrease)	(187,224)	(1,583,890)
Money Market Portfolio - Class F Shares sold	845,834	864,134
Reinvestment of distributions	3,597	2,311
Shares redeemed	(151,651)	(141,553)
Net increase (decrease)	697,780	724,892
Money Market Portfolio - Institutional Class Shares sold	170,114,695	167,428,751
Reinvestment of distributions	53,683	44,850
Shares redeemed	(164,632,251)	(163,979,662)
Net increase (decrease)	5,536,127	3,493,939
Tax-Exempt Portfolio - Class I Shares sold	3,714,368	5,481,992
Reinvestment of distributions	163	323
Shares redeemed	(4,532,691)	(6,136,121)
Net increase (decrease)	(818,160)	(653,806)
Tax-Exempt Portfolio - Class II Shares sold	6,735	135,436
Reinvestment of distributions	1	2
Shares redeemed	(9,783)	(142,412)
Net increase (decrease)	(3,047)	(6,974)
Tax-Exempt Portfolio - Class III Shares sold	1,661,214	1,303,780
Reinvestment of distributions	7	6
Shares redeemed	(1,577,811)	(1,262,396)
Net increase (decrease)	83,410	41,390

Annual Report

7. Share Transactions - continued

Years ended March 31,	2013	2012
Tax-Exempt Portfolio - Select Class Shares sold	47,582	44,744
Reinvestment of distributions	1	3
Shares redeemed	(54,742)	(102,590)
Net increase (decrease)	(7,159)	(57,843)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952, or for Class F, call 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-
2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Portfolio	$4,129
Tax-Exempt Portfolio	$209,766

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2013 to March 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$251,592
Treasury Portfolio	$353,272
Government Portfolio	$621,550
Prime Money Market Portfolio	$10,694,917
Money Market Portfolio	$23,916,946

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	36.69%
Government Portfolio	28.55%
Prime Money Market Portfolio	8.20%
Money Market Portfolio	6.77%

During fiscal year ended 2013, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IMM-ANN-0513
1.701843.115

Item 2. Code of Ethics

As of the end of the period, March 31, 2013, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$26,000	$-	$4,700	$2,500
Money Market Portfolio	$25,000	$-	$4,700	$2,700
Prime Money Market Portfolio	$25,000	$-	$4,700	$2,700
Tax-Exempt Portfolio	$25,000	$-	$4,700	$800
Treasury Only Portfolio	$25,000	$-	$4,700	$1,800
Treasury Portfolio	$25,000	$-	$4,700	$2,400

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$25,000	$-	$4,600	$2,100
Money Market Portfolio	$24,000	$-	$4,600	$1,900
Prime Money Market Portfolio	$24,000	$-	$4,600	$1,900
Tax-Exempt Portfolio	$24,000	$-	$4,600	$800
Treasury Only Portfolio	$24,000	$-	$4,600	$1,500
Treasury Portfolio	$24,000	$-	$4,600	$2,200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2013A	March 31, 2012A
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$1,270,000	$610,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2013 A	March 31, 2012 A
Deloitte Entities	$2,315,000	$1,360,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2013